As filed with the Securities and Exchange Commission on December 22, 2010

Registration Nos. 033-12608 and 811-05059

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 67	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 69	☒

HIGHMARK FUNDS

(Exact Name of Registrant as Specified in Charter)

350 California Street, Suite 1600

San Francisco, CA 94104

(Address of principal executive offices) (zip)

Registrant’s telephone number, including area code: (800) 433-6884

Name and address of agent for service:

John M. Loder, Esq.

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date], pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates to two new series of the Registrant: HighMark Global Growth Equity Fund and HighMark International Growth Equity Fund. No prospectus or statement of additional information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is amended or superseded hereby.

December 22, 2010

HighMark

The smarter approach to investing.

FIDUCIARY SHARES

Global Growth Equity Fund	[	]*

International Growth Equity Fund	[	]*

* Ticker not available as of the filing date of this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Union Bank, N.A., its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Individual HighMark Fund Profiles

Equity Funds
Global Growth Equity Fund	2
International Growth Equity Fund	5
Additional Information About the Funds’ Investment Strategies	8

Shareowner Guide — How to Invest in HighMark Funds

More About HighMark Funds

Investment Management	18
Financial Highlights	20
Other Investment Matters	21
Instruments, Investment Techniques and Risks	22
Glossary of Investment Risks	27

1

HIGHMARK EQUITY FUNDS

Global Growth Equity Fund

INVESTMENT OBJECTIVE AND GOAL

To seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.

Shareholder Fees (fees paid directly from your investment)
Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	0.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange Fee on Shares held 30 days or less	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fiduciary Shares
Management Fees	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses**	1.05%

Total Annual Fund Operating Expenses	2.00%
Fee Waivers and Expense Reimbursement	0.67%
Net Expenses†	1.33%

**Based on estimated amounts for the current fiscal year.

†HighMark Capital Management, Inc. (the “Adviser”), investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) exceed 1.33% for the period from December 1, 2010 to November 30, 2011, at which time the Adviser will determine whether or not to renew or revise it. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Fiduciary Shares	$135	$563

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies located in any country throughout the world. With respect to its investments in equity securities, the Fund intends to invest primarily in mid to large capitalization companies, but may invest in companies of any market capitalization.

The Fund seeks to invest in equity securities of companies that the Adviser believes have sustainable competitive advantages. The Adviser considers long-term growth trends and global economic conditions in making investment decisions.

The Fund is a non-diversified fund, which means that, as compared with diversified funds, it may invest in securities of fewer issuers, and may invest a greater portion of its assets in a particular issuer.

Portfolio holdings will typically range between 40-50 companies. Subject to the foregoing, there is not any minimum or maximum number of companies in which the Fund may be invested at any particular time. There are also no restrictions on the number of countries in which the Fund may invest. Portfolio holdings will not be evenly weighted. The country weightings of the Fund are not intended to reflect each country’s respective portion of the Gross World Product.

The strategy does not attempt to have similar characteristics to or replicate a benchmark.

The Fund may have wider fluctuations in returns than other global funds due to the limited number of portfolio positions and the less rigid diversification requirements.

Under normal circumstances, HighMark Global Growth Equity Fund will invest at least 30% of its assets, measured at the time of purchase, in equity securities of non-U.S. companies.

The Fund invests primarily in common stocks but may also invest in:

•	Other equity securities (including preferred stocks and their equivalent).

2

•

Derivative instruments, including forward foreign currency contracts, options, futures and certain other derivative instruments. Such instruments will principally be used for hedging and risk management purposes, including to help protect the Fund’s international stock investments from the risk of a strong U.S. dollar. Such instruments may also be used to serve as a substitute for underlying securities or currency positions.

The Fund may also invest up to 10% of its assets in exchange-traded funds, commonly called “ETFs,” to provide exposure, for diversification purposes, to certain international markets and/or sectors that are not accessible or that are accessible only on a limited basis through direct investments.

In addition, the Fund may also invest in foreign issuers through American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and other similar investment instruments.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund’s security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Non-Diversification Risk: The Fund is a “non-diversified” fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may under-perform other asset classes or the overall market.

Exchange-Traded Funds Risk: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in exchange-traded funds. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Emerging Market Risk: The Fund’s investment in emerging markets will cause it to face higher political, foreign investment and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Derivatives Risk: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund’s original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Small- and Medium-Sized Company Stock Risk: Investing in small- and medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many small- and medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small- and medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small- and medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of a fund that

3

HIGHMARK EQUITY FUNDS

Global Growth Equity Fund

concentrates on small- or medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

PERFORMANCE INFORMATION

Because the Fund does not have annual returns for at least one calendar year, no bar chart or table is included showing how the Fund’s performance has varied from year to year.

MANAGEMENT

HighMark Capital Management, Inc. serves as the investment adviser to the Fund. HighMark Capital Management, Inc. may in the future engage another firm to serve as sub-adviser to the Fund. The portfolio manager primarily responsible for the day-to-day management of the Fund’s portfolio is:

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
David J. Goerz III	2010	Senior Vice President, Chief Investment Officer and Portfolio Manager

PURCHASE AND SALE OF FUND SHARES

Purchase minimums for Fiduciary Shares of the Fund generally are $100,000 for initial purchases and $100 for additional purchases (minimums may be reduced or waived for certain types of investors or in HighMark Funds’ sole discretion).

In general, you may purchase or redeem Shares on any day that the New York Stock Exchange is open for business by contacting your financial professional; writing to HighMark Funds, c/o Boston Financial Data Services, P.O. Box 8416, Boston, MA 02266-8416; or by calling 1-800-433-6884.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

4

HIGHMARK EQUITY FUNDS

International Growth Equity Fund

INVESTMENT OBJECTIVE AND GOAL

To seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	0.00%
Redemption Fee (as a percentage of amount redeemed)	2.00%	*
Exchange Fee	2.00%	*

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Fiduciary Shares
Management Fees	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses**	1.05%

Total Annual Fund Operating Expenses	2.00%
Fee Waivers and Expense Reimbursement	0.67%
Net Expenses†	1.33%

*Applicable to Fiduciary Shares held 30 days or less.

**Based on estimated amounts for the current fiscal year.

†HighMark Capital Management, Inc. (the “Adviser”), investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) exceed 1.33% for the period from December 1, 2010 to November 30, 2011, at which time the Adviser will determine whether or not to renew or revise it. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Fiduciary Shares	$135	$563

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of non-U.S. companies. With respect to its investments in equity securities, the Fund intends to invest primarily in mid to large capitalization companies, but may invest in companies of any market capitalization.

The Fund seeks to invest in equity securities of companies that the Adviser believes have sustainable competitive advantages. The Adviser considers long-term growth trends and global economic conditions in making investment decisions.

The Fund is a non-diversified fund, which means that, as compared with diversified funds, it may invest in securities of fewer issuers and may invest a greater portion of its assets in a particular issuer.

Portfolio holdings will typically range between 30-40 companies. Subject to the foregoing, there is not any minimum or maximum number of companies in which the Fund may be invested at any particular time. There are also no restrictions on the number of countries in which the Fund may invest. Portfolio holdings will not be evenly weighted. The country weightings of the Fund are not intended to reflect each country’s respective portion of the Gross World Product. The strategy does not attempt to have similar characteristics to or replicate a benchmark.

The Fund may have wider fluctuations in returns than other international funds due to the limited number of portfolio positions and the less rigid diversification requirements.

The Fund invests primarily in common stocks but may also invest in:

•	Other equity securities (such as preferred stocks and their equivalent).

•

Derivative instruments, including forward foreign currency contracts, options, futures and certain other derivative instruments. Such instruments will principally be used for hedging and risk management purposes, including to help protect the Funds international stock investments from the risk

5

HIGHMARK EQUITY FUNDS

International Growth Equity Fund

of a strong U.S. dollar. Such instruments may also be used to serve as a substitute for underlying securities or currency positions.

The Fund may also invest up to 10% of its assets in exchange-traded funds, commonly called “ETFs,” to provide exposure, for diversification purposes, to certain international markets and/or sectors that are not accessible or that are accessible only on a limited basis through direct investments.

In addition, the Fund may also invest in foreign issuers through American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and other similar investment instruments.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund’s security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Non-Diversification Risk: The Fund is a “non-diversified” fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may under-perform other asset classes or the overall market.

Exchange-Traded Funds Risk: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in exchange-traded funds. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Emerging Market Risk: The Fund’s investment in emerging markets will cause it to face higher political, foreign investment and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Derivatives Risk: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund’s original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Small- and Medium-Sized Company Stock Risk: Investing in small- and medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many small- and medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small- and medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small- and medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of a fund that concentrates on small- or medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

6

PERFORMANCE INFORMATION

Because the Fund does not have annual returns for at least one calendar year, no bar chart or table is included showing how the Fund’s performance has varied from year to year.

MANAGEMENT

HighMark Capital Management, Inc. serves as the investment adviser to the Fund. HighMark Capital Management, Inc. may in the future engage another firm to serve as sub-adviser to the Fund. The portfolio manager primarily responsible for the day-to-day management of the Fund’s portfolio is:

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
David J. Goerz III	2010	Senior Vice President, Chief Investment Officer and Portfolio Manager

PURCHASE AND SALE OF FUND SHARES

Purchase minimums for Fiduciary Shares of the Fund generally are $100,000 for initial purchases and $100 for additional purchases (minimums may be reduced or waived for certain types of investors or in HighMark Funds’ sole discretion).

In general, you may purchase or redeem Shares on any day that the New York Stock Exchange is open for business by contacting your financial professional; writing to HighMark Funds, c/o Boston Financial Data Services, P.O. Box 8416, Boston, MA 02266-8416; or by calling 1-800-433-6884.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

HIGHMARK EQUITY FUNDS

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The Funds define a non-U.S. company as one that is organized under the laws of, or has its principal office in, a country other than the United States; derives 50% or more of its revenue from goods produced, services performed or sales made outside of the United States; has 50% or more of its assets located outside of the United States; or has securities that are traded primarily on any securities market located in a country other than the United States.

The Funds consider a company to be a large capitalization company if the company’s capitalization is within the range of those companies in the S&P 500 Index and/or the Russell 1000 Value Index. As of September 30, 2010, the market capitalization of companies that issue stocks included in the S&P 500 Index and the Russell 1000 Value Index ranged from approximately $1.1 billion to $291 billion and from approximately $192 million to $315 billion, respectively. The Funds consider a company to be a medium capitalization company if the company’s capitalization is within the range of those companies in the Russell MidCap Index. As of September 30, 2010, the market capitalization of companies that issue stocks included in the Russell MidCap Index ranged from approximately $192 million to $18 billion. The Funds make market capitalization determinations with respect to a security at the time of purchase of such security.

8

SHAREOWNER GUIDE – HOW TO INVEST IN HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

Choosing a Share Class

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. One class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark’s Fiduciary Shares.

Fiduciary Shares

•	No sales charge.

•	No Distribution (12b-1) fees.

•	Available only to the following investors and accounts:

1.	Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank, N.A., or its affiliates;

2.	Investors purchasing Fiduciary Shares through financial intermediaries that have entered into an agreement with HighMark Capital Management, Inc., HighMark Funds or HighMark Funds’ distributor to offer Fiduciary Shares;

3.	Investors purchasing Fiduciary Shares through registered investment advisers that are registered with a federal or state governmental authority;

4.	Any entity that is considered a corporation for tax purposes; banks; bank trusts; trust accounts; partnerships; endowments; and foundations;

5.	Qualified plans (including tax-deferred retirement plans and profit sharing plans);

6.	Union Bank, N.A., and its affiliates, for their own accounts; HighMark Capital Management, Inc. employees (and their spouses and children under the age of 21); and current and retired trustees of HighMark Funds (and their spouses and children under the age of 21), provided that they purchase the Shares directly from HighMark Funds’ Transfer Agent;

7.	Investors who currently own Fiduciary Shares purchased prior to November 1, 2010; and

8.	Persons, entities and accounts that are otherwise permitted to invest in Fiduciary Shares by HighMark Capital Management, Inc. in its sole discretion.

At the time of purchase, an investor must notify HighMark Funds that such investor qualifies to purchase the Fiduciary Shares under one of the categories listed above.

The Funds also offer Class A and Class C Shares (collectively “Retail Shares”). Each of these classes has its own expense structure. Retail Shares are available to non-fiduciary clients of Union Bank, N.A., who are not otherwise eligible for Fiduciary Shares. Call us at 1-800-433-6884 for more details.

Payments to Financial Firms

Your broker, dealer, financial adviser or other financial intermediaries may receive certain payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, “financial firms” means brokers, dealers, financial advisers and other financial intermediaries, including UnionBanc Investment Services LLC and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares.

A Fund may make payments under HighMark Funds’ shareholder services plans relating to the Fiduciary Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value (NAV) of the applicable class(es) of Shares of such Fund. The shareholder services plans are more fully described in the Statement of Additional Information (SAI). Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

Marketing Support Payments. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

Payments for Distribution and Shareholder Services. In addition to the foregoing revenue sharing and marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm’s list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with “shelf space” and/or a higher profile for a financial firm’s financial consultants and their customers and/or placing the Funds on the

9

HIGHMARK EQUITY FUNDS

financial firm’s preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm’s platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm’s salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm’s HighMark Funds sales and total assets, and the financial firm’s willingness to give HighMark Capital Management, Inc. or the Funds’ distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a “select” or “preferred” list. HighMark Capital Management, Inc.’s goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.

For the calendar year 2009, the financial firms that received these additional payments, which totaled approximately $3.9 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:

Abacus Investment Inc	Express Securities Inc
American Portfolio Financial Services	Feltl and Company
Amerprise Advisor Services Inc.	Ferris, Baker Watts, Inc.
Ameriprise Financial Services, Inc.	Financial Advisors of America LLC
Ameritrade Inc.	Financial Network
Asset International, Inc.	Financial Network Investment Corp
Associated Securities Crop	Financial Planning Solutions, Inc.
AXA Advisors, LLC	Fintegra LLC
B C Ziegler	First Allied Securities, Inc.
BCR Financial Services	First Clearing LLC
Bedminster Financial Group Ltd	First Global Capital
Brokersxpress LLC	First Southwest Company
Cambridge Investment Research	Foothill Securities, Inc.
Capital Financial Services	Fortune Financial Services, Inc.
Centaurus Financial, Inc.	Geneos Wealth Management, Inc.
Charles Schwab	Girard Securities, Inc.
Citigroup Global Markets, Inc.	Green Wealth Management
Commonwealth Financial Network	GunnAllen Financial
Crowell, Weeden & Co	H. Beck, Inc.
Crown Capital Securities, LP	Harris & Associates
D A Davidson	Harvest Capital LLC
Dalton Strategic Inv Services Inc	ING Financial Partners
E*Trade	Invest Financial Corporation
Edward Jones	Investacorp, Inc.
Ensemble Financial Services, Inc	Investors Capital Corp.
ePlanning Securities, Inc.	Investors Security Co., Inc.
Equity Services Inc	JMG Wealth Management Group

J P Turner & Co LLC	Questar Capital Corporation
JTM Capital Management	Raymond James & Associates, Inc.
J. W. Cole Financial, Inc.	Raymond James Financial Services
Janney Montgomery Scott, LLC	Raymond Wesley
JP Morgan Clearing Corp	RBC Capital Markets Corporation
Kingwood Investment Group	RBC Dain Rauscher, Inc.
Legend Equities Corporation	RBC Wealth Management
Legent Clearing Corp.	Ridge Clearing & Outsourcing
Lincoln Financial Advisors Corp	Robert W. Baird & Co.
Lincoln Financial Securities	Royal Alliance Associates
Linsco Private Ledger	Scottrade, Inc.
Managed Financial Broker Service	Securities America
Marshall & Associates Financial Svc	Securities Services Network, Inc.
MG Trust Co LLC	SharMarc Financial Advisors
Mid Atlantic Inst’l Shares, Inc.	SII Investments Inc.
MML Investor Services	Silver Oaks Securities Inc.
Morgan Keegan & Co.	Southwest Securities
Morgan Stanley	Stancorp Equities Inc
Morgan Stanley Smith Barney	Sterne Agee & Leach
MS & Co. Inc.	Stifel, Nicolaus & Co., Inc.
Mutual Service Corp.	SWBC Investment Services LLC
National Financial Services, Corp.	TD Ameritrade Trust Company
National Planning Holdings	The O.N. Equity Sales Company
National Retirement Partners, Inc.	Thrivent Financial
National Securities Corporation	Tiger Investment Services
Nationwide Planning Assoc., Inc.	UBS Financial Services, Inc.
New England Securities	UnionBanc Investment Services LLC
Next Financial Group, Inc.	United Planners Financial
NPB Financial Group LLC	US Bancorp Investment
OC Wealth Advisors	VSR Financial Services
OFG Financial Services Inc	Wachovia Bank N.A.
Oppenheimer & Co. Inc.	Wachovia Securities LLC
Pacific West Sec Inc.	Wedbush Morgan Securities
Pershing LLC	Wells Fargo Advisors, LLC
Prime Vest Financial Services	Wells Fargo Investments LLC
Proequities Inc.	Western International Securities
Prudential Investment Mgmt Srvcs	WRP Investments, Inc.
Prudential Insurance Co of America	Zelek & Associates
QA3 Financial Corp.

HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2009 in which these additional payments are made. Speak with your financial adviser to learn whether his or her firm has such a relationship.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds’ distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.

If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by

10

the Funds, other HighMark Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consider disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund’s portfolio transactions.

Opening an Account

1.	Read this prospectus carefully.

2.	Determine how much money you want to invest. The minimum investments for the Fiduciary Shares of HighMark Funds are as follows:

•Initial Purchase:	$100,000 for each Fund
$100 for each Fund for Automatic Investment Plan
•Additional Purchases:	$100 for each Fund
$100 monthly minimum per HighMark Fund for Automatic Investment Plan

HighMark Funds may waive these initial and additional investment minimums for purchases made by:

•	Investors purchasing Fiduciary Shares through financial intermediaries that charge such investors an ongoing fee for advisory, investment, consulting or similar services;

•	Investors purchasing Fiduciary Shares through financial intermediaries that maintain omnibus accounts with the Funds and the investor notifies HighMark Funds of such accounts;

•	Qualified plans (including tax-deferred retirement plans and profit sharing plans);

•	Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank, N.A., or its affiliates;

•

Union Bank, N.A., and its affiliates, for their own accounts; HighMark Capital Management, Inc. employees (and their spouses and children under the age of 21); and current and retired trustees of HighMark Funds (and their spouses and children under the age of 21), provided that they purchase the Shares directly from HighMark Funds’ Transfer Agent; or

•	Persons, entities and accounts for which HighMark Capital Management, Inc. otherwise waives these initial and additional investment minimums.

If you think you may be eligible for a waiver, contact your financial representative or HighMark Funds or consult the SAI (see the back of this prospectus). You must notify HighMark Funds at the time you buy the Shares that your purchase qualifies for a waiver. Also, upon notice to HighMark Funds, financial intermediaries may aggregate accounts to meet the minimum investment amount.

Subsequent to the initial purchase, if an investor no longer qualifies under one of the categories listed above or if the investor’s account falls below the investment minimum, HighMark Capital Management, Inc. reserves the right in its sole discretion to prohibit such investor from making future investments in Fiduciary Shares until such time that the investor again qualifies for Fiduciary Shares and the investor’s account equals or exceeds the investment minimums.

3.	Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4.	You and your financial representative can initiate any purchase, exchange or sale of Shares.

5.	Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, HighMark Funds reserves the right to close your account at the then-current day’s price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it

11

HIGHMARK EQUITY FUNDS

reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

HighMark Funds and HighMark Capital Management, Inc. reserve the right, in their sole discretion, to reject any purchase order for any reason.

BUYING SHARES

By Check

Opening an account

•	Make out a check for the investment amount, payable to “HighMark Funds.”

•	Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

Adding to an account

•	Make out a check for the investment amount, payable to “HighMark Funds.”

•	Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

•	Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

Transfer Agent Address:

HighMark Funds

P.O. Box 8416

Boston, MA 02266-8416

Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks, traveler’s checks, starter checks, money orders or cash will not be accepted.

By Wire

Opening an account

•	Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address above).

•	Obtain your Fund account number by calling your financial representative or our Transfer Agent.

•	Instruct your bank to wire the amount of your investment to:

State Street Bank and Trust Company

225 Franklin Street Boston,

MA 02101

ABA# 011000028

DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

Adding to an account

•	Call our Transfer Agent before wiring any funds.

•	Instruct your bank to wire the amount of your investment to:

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02101

ABA# 011000028

DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

Through Financial Institutions

•	Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

By Exchange

•	Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see “Investor Services.”

SELLING SHARES

Through Financial Institutions

•	Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

By Exchange

•	Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

•	Call us or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see “Investor Services.”

Selling Shares in Writing. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

•	you are selling more than $50,000 worth of Shares.

•

you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

•	you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

12

Receiving Your Money. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order in good order. If, however, you recently purchased Shares in a Fund by check or through the Automatic Investment Plan, you may not receive your redemption proceeds from such Fund until after the check or debit clears, which may take up to 15 days following purchase. While the Fund will delay the processing of your redemption payment until after the check or debit clears, the Shares will be valued at the next determined net asset value after receipt of your redemption order in good order.

Redemption in Kind. The Funds reserve the right to make payment on redemptions in securities rather than cash. If a Fund makes payment on redemptions in securities, you may incur brokerage costs when selling those securities.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any contingent deferred sales charge, if applicable) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

How to Exchange Your Shares. You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the “new HighMark Fund”), provided that you:

•	Are qualified to invest in the new HighMark Fund.

•	Satisfy the initial and additional investment minimums for the new HighMark Fund.

•	Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new HighMark Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new HighMark Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge. In addition, you may be subject to an exchange fee. See “Redemption Fees and Exchange Fees” below.

An exchange will be treated as a sale for tax purposes.

TRANSACTION POLICIES

Valuation of Shares. A Fund’s net asset value per share of a class is calculated according to the following formula:

(Total market value of the Fund’s investments and other assets allocable to the class — the class’s liabilities)

÷	Total number of the Fund’s Shares outstanding in the class

=	The class’s NAV per share

We determine the NAV of each Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day (as defined below), based on the current market price of the Fund’s securities. If that is not available, we value securities by using a method that HighMark Funds’ Board of Trustees believes accurately reflects fair value. HighMark Funds’ Board of Trustees reviews and approves HighMark Funds’ written fair valuation procedures in advance of their use. In addition, HighMark Funds’ Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which HighMark Funds calculates the relevant Fund’s NAV. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates a Fund’s NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that HighMark Funds calculates the Fund’s NAV. A Significant Event may relate to a single issuer or to an entire market sector.

If HighMark Capital Management, Inc. becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates the relevant Fund’s NAV, it shall immediately notify the sub-administrator and request that a fair value committee (the “Committee”) meeting be called.

In addition, HighMark Funds uses a third party fair valuation vendor (the “Vendor”) for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold (“trigger threshold”) that has been established by the Committee. The Committee also establishes a “confidence interval” — representing the correlation between the price of a specific foreign security and movements in the U.S. market — before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable “confidence interval” using the fair values provided by the Vendor.

In the event that a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. For further information about how we determine the value of the Funds’ investments, see the SAI.

13

HIGHMARK EQUITY FUNDS

Buy and Sell Prices. When you buy Shares of a Fund, the amount you pay per share is based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order. When you sell Shares of a Fund, the amount of your proceeds is based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order.

Execution of Orders. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a “business day”). The New York Stock Exchange is closed on weekends and national holidays.

•

Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your purchase order and your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

•

Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by our Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time). If our Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

•

Selling Shares: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time). Otherwise, we will execute your order on the following business day.

Our Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by HighMark Funds’ distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to our Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

Anti-Money Laundering Program

Customer identification and verification is part of HighMark Funds’ overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

Frequent Purchases and Redemptions of Fund Shares

HighMark Funds’ Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

Risks Associated with Excessive or Short-Term Trading Generally. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund’s Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder’s tax liability unless the Shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund’s performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), which gives rise to the possibility that developments may have occurred in the interim

14

that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as “time zone arbitrage”). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder’s ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

Redemption Fees and Exchange Fees. As noted in the “Shareholder Fees” tables for the Global Growth Equity Fund and International Growth Equity Fund, such Funds impose a 2% redemption fee on the proceeds of Fiduciary Shares redeemed 30 days or less after their purchase and also impose a 2% exchange fee on Fiduciary Shares exchanged 30 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 30 days. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

For all accounts in these Funds, the redemption or exchange fee is not imposed on:

•	Shares redeemed due to death, disability or a qualified domestic relations order;

•	Shares redeemed pursuant to systematic withdrawal programs;

•	transactions involving Shares purchased by means of automated or pre-established purchase plans, including employer or payroll reduction plans;

•	Shares purchased through reinvested distributions;

•	Shares redeemed or exchanged due to plan or Fund terminations or restructurings;

•	Shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

•	Shares redeemed or exchanged pursuant to an automatic rebalancing program; and

•	Shares converted to another class of Shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

•	Shares redeemed in payment of plan/account fees;

•	Shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

•	Shares redeemed for loans and hardship withdrawals;

•	Shares redeemed due to forfeiture of assets; and

•	Shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although the Global Growth Equity Fund and International Growth Equity Fund do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds’ Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder’s financial adviser. In addition, HighMark Capital Management, Inc. will use its best efforts to detect short-term trading activity in a Fund’s Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. HighMark Capital Management, Inc., however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund’s underlying beneficial owners. However, each such financial intermediary is contractually obligated to implement HighMark Funds’ market timing policy and to stop a beneficial owner from trading if so requested by HighMark Funds. If HighMark Capital Management, Inc. reviews a financial intermediary’s market timing policy and concludes that it sufficiently protects HighMark Funds’ shareholders, HighMark Capital Management, Inc. may choose to defer to the financial intermediary’s policy rather than implement

15

HIGHMARK EQUITY FUNDS

HighMark Funds’ policy through that financial intermediary. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

Orders through Financial Intermediaries

If you are investing in a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or a trustee of an Internal Revenue Service-recognized tax-deferred savings plan such as a 401(k) retirement plan or a 529 college savings plan that maintains a master account with the Fund for trading on behalf of its customers, the financial intermediary through whom you are investing may choose to adopt different or additional conditions on purchases, redemptions and exchanges of Fund Shares to discourage frequent trading and redemptions. Consult your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what conditions may be applicable to you. The Funds are not responsible for the failure of a financial intermediary to carry out its responsibilities.

Disclosure of Portfolio Holdings

HighMark Capital Management, Inc. has established a policy with respect to the disclosure of a Fund’s portfolio holdings. A description of this policy is provided in the SAI. Each Fund’s complete portfolio holdings are available to you within 60 days after the end of each quarter in the Funds’ Form N-CSR and Form N-Q filed with the SEC.

Mailings to Households

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-433-6884 or contact your financial institution. We will begin sending you individual copies within thirty days after receiving your request.

DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Funds may periodically declare and pay dividends from net investment income separately for Fiduciary Shares. Each Fund expects to distribute substantially all of its income and capital gains annually. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To notify the Transfer Agent send a letter with your request, including your name and account number to:

HighMark Funds

P.O. Box 8416

Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your investments in the Funds may have a number of tax implications. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments by U.S. persons in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. You can find more information about the potential tax consequences of investments in the Funds in the SAI.

Important Note: if you have not done so already, be sure to provide us with your correct taxpayer identification number or certify that it is correct. Unless we have that information, we must, by law, withhold a portion of the distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund Shares.

End-of-Year Tax Statements

With respect to each calendar year, we will send you a statement early in the following year showing the federal income tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation including possible foreign, state and local taxes.

Tax Treatment of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to U.S. federal income tax at the corporate level on income and gains from investments that are distributed to shareholders. If a Fund were to fail to qualify as a regulated investment company, it would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders. Additionally, all distributions, including distributions of net long-term capital gains, would be taxable to shareholders as ordinary income.

Taxation of Shareholder Transactions

An exchange of a HighMark Fund’s Shares for Shares of another HighMark Fund will be treated as a sale of the Shares exchanged and, as with all sales and redemptions of HighMark Fund Shares,

16

any gain resulting from the transaction generally will be subject to U.S. federal income tax, typically as capital gains.

Taxes on Fund Distributions

•

Federal Taxes: For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you’ve owned Shares in the Fund). For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income,” if any, will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

•

Taxation of Long-Term Capital Gains: In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends will be taxable to you as long-term capital gains (regardless of how long you’ve owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. For taxable years beginning on or after January 1, 2011, the maximum long-term capital gain rate is scheduled to return to 20%.

•

“Buying a Dividend”: You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

•	Reinvestment: A Fund’s distributions are taxable in the manner described above, whether received in cash or reinvested in additional Shares of the Fund.

•

Foreign Tax: A Fund’s investment in non-U.S. securities may be subject to foreign withholding and other taxes. This may reduce the return on your investment. You may be entitled to claim a credit or deduction for your share of foreign taxes paid by the Fund. See the SAI for more information.

•	State and Local Taxes: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

Special Considerations for Non-U.S. Shareholders: Special tax considerations may apply to foreign shareholders. Please consult the SAI and your tax advisor for additional information.

The tax considerations described above may or may not apply to you. See the SAI for further details. Please consult your tax advisor to help determine whether these considerations are relevant to your investments and tax situation.

INVESTOR SERVICES

Automatic Investment Plan (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

*There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank, N.A., and its affiliates who were participating in HighMark Funds’ AIP on or before December 11, 1998.

Systematic Withdrawal Plan (SWP): HighMark Funds’ Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

•	Have at least $5,000 in your HighMark Fund(s) account and

•	Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House (“ACH”) can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment — or exhaust it entirely if you make large and frequent withdrawals.

Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

17

HIGHMARK EQUITY FUNDS

MORE ABOUT

HIGHMARK FUNDS

INVESTMENT MANAGEMENT

Investment Adviser

HighMark Capital Management, Inc. serves as the investment adviser of each series of HighMark Funds, including the Funds, and manages its investment portfolios on a day-to-day basis under the supervision of HighMark Funds’ Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of each series of HighMark Funds, including the Funds.

HighMark Capital Management, Inc. is a subsidiary of Union Bank, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2010, HighMark Capital Management, Inc. had approximately $16.7 billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

A discussion regarding the basis for HighMark Funds’ Board of Trustees approving the advisory agreement relating to the Funds between HighMark Capital Management, Inc. and HighMark Funds will be available in HighMark Funds’ Semi-Annual Report to shareholders for the fiscal period ending January 31, 2011.

The Funds had not commenced investment operations prior to the date of this prospectus, so there were no advisory fees paid to HighMark Capital Management, Inc. prior to the date of this prospectus.

For its advisory services to the Funds, HighMark Capital Management, Inc. is entitled to receive management fees at an annual rate of 0.95% (net of applicable waivers) of the Funds’ average daily net assets.

Other Arrangements

HighMark Funds and HighMark Capital Management, Inc. are in the process of seeking an exemptive order from the Securities and Exchange Commission (the “SEC”) granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which HighMark Capital Management, Inc. will, subject to the supervision and approval of HighMark Funds’ Board of Trustees, be permitted, with respect to HighMark Funds that may have sub-advisers from time to time, including the Funds, to enter into and materially amend sub-advisory agreements with sub-advisers unaffiliated with HighMark Capital Management, Inc. without such agreements being approved by the shareholders of the applicable Fund. HighMark Funds’ Board of Trustees and HighMark Capital Management, Inc. will therefore have the right to hire, terminate or replace sub-advisers without first obtaining shareholder approval, including in the event that a sub-advisory agreement has automatically terminated as a result of an assignment. HighMark Capital Management, Inc. will continue to have the ultimate responsibility to oversee each sub-adviser and recommend its hiring, termination and replacement. There can be no guarantee that HighMark Funds and HighMark Capital Management, Inc. will obtain this order from the SEC. Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding securities of such Fund.

18

Portfolio Manager

The table below tells you which portfolio manager is responsible for making the day-to-day investment decisions for each Fund. The professional biography of the portfolio manager follows the table. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds.

HighMark Fund	Portfolio Manager
Global Growth Equity Fund	David J. Goerz III
International Growth Equity Fund	David J. Goerz III

Portfolio Manager	Length of Service with HighMark Fund	Business Experience During Past Five Years
David J. Goerz III	Global Growth Equity Fund since 2010; International Growth Equity Fund since 2010.

Senior Vice President, Chief Investment Officer and Portfolio Manager of HighMark Capital Management, Inc. since 2006; Senior Vice President, Chief Investment Officer — Equity and Portfolio

Manager of HighMark Capital Management, Inc. from 2003 to 2005.

19

HIGHMARK EQUITY FUNDS

FINANCIAL HIGHLIGHTS

Financial information for Fiduciary Shares of the Funds is not presented because Fiduciary Shares of the Funds have not commenced investment operations as of the date of this prospectus.

20

OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as “fundamental” in the SAI.

21

HIGHMARK EQUITY FUNDS

INSTRUMENTS, INVESTMENT TECHNIQUES AND RISKS

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.

FUND NAME	FUND CODE
Global Growth Equity Fund	1
International Growth Equity Fund	2

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 2	Prepayment/Call Market Credit Regulatory
American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars.	1, 2	Market Political Foreign Investment
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1, 2	Credit Liquidity Market
Bonds: Interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.	1, 2	Market Credit Prepayment/Call Political Liquidity Foreign Investment
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price.	1, 2	Management Liquidity Credit Market Leverage
Certificates of Deposit: Negotiable instruments with a stated maturity.	1, 2	Market Credit Liquidity
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1, 2	Credit Liquidity Market
Common Stock: Shares of ownership of a company.	1, 2	Market
Convertible Securities: Bonds or preferred stock that convert to common stock.	1, 2	Market Credit
Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a fund.	1, 2	Market Liquidity Management

22

INSTRUMENT	FUND CODE	RISK TYPE
Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g. puts and calls), options on futures, swap agreements and some mortgage- backed securities.	1, 2	Management Market Credit Liquidity Leverage Prepayment/Call Hedging
Exchange-Traded Funds: Exchange-traded funds (“ETFs”) are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange. By investing in an ETF, a fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of the Fund.	1, 2	Market Exchange-Traded Funds
Foreign Securities: Stocks issued by foreign companies including American Depositary Receipts (ADRs) and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.	1, 2	Market Political Foreign Investment Liquidity Emerging Market Prepayment/Call
Forward Foreign Currency Contracts, Including Forward Foreign Currency Cross Hedges: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.	1, 2	Management Liquidity Credit Market Political Leverage Foreign Investment
Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The owner of an option has the right, but not the obligation, to buy or sell the underlying instrument at a specified time in the future at the specified price.	1, 2	Management Market Credit Liquidity Leverage
High-Yield/High-Risk Bonds: Bonds rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade bonds. Also called “lower rated bonds,” “noninvestment grade bonds” and “junk bonds.”	1, 2	Credit Market Liquidity

23

HIGHMARK EQUITY FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.	1, 2	Liquidity Market
Initial Public Offerings: Initial public offerings (“IPOs”) are offerings of securities registered under the Securities Act of 1933, the issuer of which, immediately before registration, was not subject to the reporting requirements of Section 13 or Section 15(d) of the Securities Exchange Act of 1934. The volume of IPOs and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the stock market as a whole. When an IPO is brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.	1, 2	Market Liquidity New Public Company Small and Medium-Sized Company Stock Microcap Company
Investment Company Securities: Shares of registered investment companies. These may include HighMark Money Market, Fixed Income and other Equity Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own adviser.	1, 2	Market
Investment Grade Securities: Securities rated BBB or higher by S& P; Baa or better by Moody’s; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by a Fund’s adviser.	1, 2	Market Credit Prepayment/Call
Money Market Instruments: Investment-grade, U.S. dollar- denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1, 2	Market Credit

24

INSTRUMENT	FUND CODE	RISK TYPE
Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	1, 2	Credit Foreign Investment Prepayment/Call
Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.	1, 2	Market
Real Estate Investment Trusts: Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.	1, 2	Market Credit Prepayment/Call
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.	1, 2	Market Leverage Counterparty
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1, 2	Liquidity Market
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund and may have a leveraging effect.	1, 2	Market Leverage Counterparty
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return a Fund will receive cash, other securities and/or letters of credit.	1, 2	Market Leverage Liquidity Credit
Small and Medium-Sized Companies: Small and medium sized companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services as compared to larger companies.	1, 2	Market Small and Medium-Sized Company Stock

25

HIGHMARK EQUITY FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Swap Agreements: A transaction where one security or characteristic of a security is swapped for another. An example is when one party trades newly issued stock for existing bonds with another party. Swaps can be used to hedge certain risks such as currency and interest rate risks, or to speculate on changes in the future price of the underlying instrument.	1, 2	Management Market Credit Liquidity Leverage
Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1, 2	Liquidity Credit Market
Treasury Inflation Protected Securities: Treasury inflation protected securities (“TIPS”) are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.	1, 2	Market Interest Rate
Treasury Receipts: Treasury receipts, Treasury investment growth receipts and certificates of accrual of Treasury securities.	1, 2	Market
Unit Investment Trusts: A type of investment vehicle, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.	1, 2	Market
U.S. Government-Sponsored Entity Securities: Securities issued by agencies, authorities, enterprises and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac. Such securities may not be guaranteed or insured by the U.S. government.	1, 2	Market Credit Prepayment/Call
U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping issued or guaranteed by the full faith and credit of the U.S. government.	1, 2	Market
Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1, 2	Credit Liquidity Market

26

INSTRUMENT	FUND CODE	RISK TYPE
Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	1, 2	Market Credit
When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1, 2	Market Leverage Liquidity Credit
Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.	1, 2	Market Credit Prepayment/Call
Zero-Coupon Debt Obligations: Bonds and other types of debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.	1, 2	Credit Market Zero Coupon

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as certain other risks. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments are more susceptible to these risks than others.

Counterparty Risk. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. A Fund’s income and the value of the Fund’s investments could decline as a result.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Emerging Market Risk. A Fund’s investment in emerging markets will cause it to face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk below.

Exchange-Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Funds will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when a Fund invests in exchange-traded funds. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

27

HIGHMARK EQUITY FUNDS

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Industry/Sector Risk. The risk associated with excessive exposure to any one industry or sector. A Fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

Interest Rate Risk. The possibility that the value of a Fund’s investments will decline due to an increase in interest rates or that a Fund’s yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund’s investments, the greater its interest rate risk.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The possibility that a Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund’s security holdings will tend to increase or decrease in response to these movements.

Microcap Company Risk. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

New Public Company Risk. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

Non-Diversification Risk. Each of the Funds is a “non-diversified” fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Options and Futures Strategies Risk. Losses associated with index futures contracts and index options in which a Fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for a Fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by a Fund. A Fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call”— or repay — a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

28

Small and Medium-Sized Company Stock Risk. Investing in small- and medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many small- and medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small- and medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small- and medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a Fund that concentrates on small- or medium-sized companies may be more volatile than that of a Fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

29

HIGHMARK FUNDS

NOTES

30

NOTES

31

HIGHMARK FUNDS

NOTES

32

How to obtain more information:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

To request the SAI, the Annual or Semi-Annual Reports free of charge, other information about the Funds or to make shareholder inquiries:

By Telephone:    call 1-800-433-6884

By Mail:	write to us at
HighMark Funds
c/o BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

By Internet:    www.highmarkfunds.com

From the SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

HighMark Funds’ Investment Company Act registration number is 811-05059.

445 South Figueroa Street • Suite 306 Los Angeles • California • 90071 www.highmarkfunds.com	HMK-PS-034-0100 84823-C (12/10)

December 22, 2010

HighMark

The smarter approach to investing.

RETAIL SHARES

	CLASS A		CLASS C
Global Growth Equity Fund	[	]*	[ ]*

International Growth Equity Fund	[	]*	[ ]*

* Ticker not available as of the filing date of this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Union Bank, N.A., its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Individual HighMark Fund Profiles

1

HIGHMARK EQUITY FUNDS

Global Growth Equity Fund

INVESTMENT OBJECTIVE AND GOAL

To seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in “How Sales Charges Are Calculated” and “Sales Charge Reductions and Waivers” on page 9 and page 10, respectively, of the Fund’s prospectus and “Additional Purchase and Redemption Information” on page 35 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	0.00%	[1]	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		0.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares		Class C Shares
Management Fees	0.95%		0.95%
Distribution (12b-1) Fees	0.25%		1.00%
Other Expenses**	1.05%		0.80%

Total Annual Fund Operating Expenses	2.25%		2.75%
Fee Waivers and Expense Reimbursement	0.67%		0.47%
Net Expenses†	1.58%		2.28%

1 If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

**Based on estimated amounts for the current fiscal year.

†HighMark Capital Management, Inc. (the “Adviser”), investment adviser of the Funds, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) exceed 1.58% and 2.28%, respectively, for the period from December 1, 2010 to November 30, 2011, at which time the Adviser will determine whether or not to renew or revise it. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$702	$1,154
Class C Shares	$331	$809

You would pay the following expenses if you did not redeem your Shares:

	1 Year	3 Years
Class A Shares	$702	$1,154
Class C Shares	$231	$809

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies located in any country throughout the world. With respect to its investments in equity securities, the Fund intends to invest primarily in mid to large capitalization companies, but may invest in companies of any market capitalization.

The Fund seeks to invest in equity securities of companies that the Adviser believes have sustainable competitive advantages. The Adviser considers long-term growth trends and global economic conditions in making investment decisions.

The Fund is a non-diversified fund, which means that, as compared with diversified funds, it may invest in securities of fewer issuers, and may invest a greater portion of its assets in a particular issuer.

2

Portfolio holdings will typically range between 40-50 companies. Subject to the foregoing, there is not any minimum or maximum number of companies in which the Fund may be invested at any particular time. There are also no restrictions on the number of countries in which the Fund may invest. Portfolio holdings will not be evenly weighted. The country weightings of the Fund are not intended to reflect each country’s respective portion of the Gross World Product.

The strategy does not attempt to have similar characteristics to or replicate a benchmark.

The Fund may have wider fluctuations in returns than other global funds due to the limited number of portfolio positions and the less rigid diversification requirements.

Under normal circumstances, the Fund will invest at least 30% of its assets, measured at the time of purchase, in equity securities of non-U.S. companies.

The Fund invests primarily in common stocks but may also invest in:

•	Other equity securities (including preferred stocks and their equivalent).

•

Derivative instruments, including forward foreign currency contracts options, futures and certain other derivative instruments. Such instruments will principally be used for hedging and risk management purposes, including to help protect the Fund’s international stock investments from the risk of a strong U.S. dollar. Such instruments may also be used to serve as a substitute for underlying securities or currency positions.

The Fund may also invest up to 10% of its assets in exchange-traded funds, commonly called “ETFs,” to provide exposure, for diversification purposes, to certain international markets and/or sectors that are not accessible or that are accessible only on a limited basis through direct investments.

In addition, the Fund may also invest in foreign issuers through American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and other similar investment instruments.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund’s security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Political Risk: The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Non-Diversification Risk: The Fund is a “non-diversified” fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may under-perform other asset classes or the overall market.

Exchange-Traded Funds Risk: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in exchange-traded funds. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Emerging Market Risk: The Fund’s investment in emerging markets will cause it to face higher political, foreign investment and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

3

HIGHMARK EQUITY FUNDS

Global Growth Equity Fund

Derivatives Risk: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund’s original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Medium-Sized Company Stock Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of a fund that concentrates on medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

Because the Fund typically only holds 40-50 positions, the Fund’s share price volatility could be greater and its performance lower than many other mutual funds. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.

PERFORMANCE INFORMATION

Because the Fund does not have annual returns for at least one calendar year, no bar chart or table is included showing how the Fund’s performance has varied from year to year.

MANAGEMENT

HighMark Capital Management, Inc. serves as the investment adviser to the Fund. HighMark Capital Management, Inc. may in the future engage another firm to serve as sub-adviser to the Fund. The portfolio manager primarily responsible for the day-to-day management of the Fund’s portfolio is:

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
David J. Goerz III	2010	Senior Vice President, Chief Investment Officer and Portfolio Manager

PURCHASE AND SALE OF FUND SHARES

Purchase minimums for Class A or Class C Shares of the Fund generally are $1,000 for initial purchases and $100 for additional purchases (minimums may be reduced or waived for certain types of investors or in HighMark Funds’ sole discretion).

In general, you may purchase or redeem Shares on any day that the New York Stock Exchange is open for business by contacting your financial professional; writing to HighMark Funds, c/o Boston Financial Data Services, P.O. Box 8416, Boston, MA 02266-8416; or by calling 1-800-433-6884.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

4

HIGHMARK EQUITY FUNDS

International Growth Equity Fund

INVESTMENT OBJECTIVE AND GOAL

To seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in “How Sales Charges Are Calculated” and “Sales Charge Reductions and Waivers” on page 9 and page 10, respectively, of the Fund’s prospectus and “Additional Purchase and Redemption Information” on page 35 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	0.00%	[1]	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		0.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares		Class C Shares
Management Fees	0.95%		0.95%
Distribution (12b-1) Fees	0.25%		1.00%
Other Expenses**	1.05%		0.80%

Total Annual Fund Operating Expenses	2.25%		2.75%
Fee Waivers and Expense Reimbursement	0.67%		0.47%
Net Expenses†	1.58%		2.28%

1 If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

**Based on estimated amounts for the current fiscal year.

†HighMark Capital Management, Inc. (the “Adviser”), investment adviser of the Funds, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) exceed 1.58% and 2.28%, respectively, for the period from December 1, 2010 to November 30, 2011, at which time the Adviser will determine whether or not to renew or revise it. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$702	$1,154
Class C Shares	$331	$809

You would pay the following expenses if you did not redeem your Shares:

	1 Year	3 Years
Class A Shares	$702	$1,154
Class C Shares	$231	$809

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of non-U.S. companies. With respect to its investments in equity securities, the Fund intends to invest primarily in mid to large capitalization companies, but may invest in companies of any market capitalization.

The Fund seeks to invest in equity securities of companies that the Adviser believes have sustainable competitive advantages. The Adviser considers long-term growth trends and global economic conditions in making investment decisions.

The Fund is a non-diversified fund, which means that, as compared with diversified funds, it may invest in securities of fewer issuers and may invest a greater portion of its assets in a particular issuer.

Portfolio holdings will typically range between 30-40 companies. Subject to the foregoing, there is not any minimum or maximum

5

HIGHMARK EQUITY FUNDS

International Growth Equity Fund

number of companies in which the Fund may be invested at any particular time. There are also no restrictions on the number of countries in which the Fund may invest. Portfolio holdings will not be evenly weighted. The country weightings of the Fund are not intended to reflect each country’s respective portion of the Gross World Product. The strategy does not attempt to have similar characteristics to or replicate a benchmark.

The Fund may have wider fluctuations in returns than other international funds due to the limited number of portfolio positions and the less rigid diversification requirements.

The Fund invests primarily in common stocks but may also invest in:

•	Other equity securities (such as preferred stocks and their equivalent).

•

Derivative instruments, including forward foreign currency contracts, options, futures and certain other derivative instruments. Such instruments will principally be used for hedging and risk management purposes, including to help protect the Fund’s international stock investments from the risk of a strong U.S. dollar. Such instruments may also be used to serve as a substitute for underlying securities or currency positions.

The Fund may also invest up to 10% of its assets in exchange-traded funds, commonly called “ETFs,” to provide exposure, for diversification purposes, to certain international markets and/or sectors that are not accessible or that are accessible only on a limited basis through direct investments.

In addition, the Fund may also invest in foreign issuers through American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and other similar investment instruments.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund’s security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Political Risk: The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Non-Diversification Risk: The Fund is a “non-diversified” fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may under-perform other asset classes or the overall market.

Exchange-Traded Funds Risk: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in exchange-traded funds. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Emerging Market Risk: The Fund’s investment in emerging markets will cause it to face higher political, foreign investment and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Derivatives Risk: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund’s original investment.

6

Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Small- and Medium-Sized Company Stock Risk: Investing in small- and medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many small- and medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small- and medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small- and medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of a fund that concentrates on small- or medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

PERFORMANCE INFORMATION

Because the Fund does not have annual returns for at least one calendar year, no bar chart or table is included showing how the Fund’s performance has varied from year to year.

MANAGEMENT

HighMark Capital Management, Inc. serves as the investment adviser to the Fund. HighMark Capital Management, Inc. may in the future engage another firm to serve as sub-adviser to the Fund. The portfolio manager primarily responsible for the day-to-day management of the Fund’s portfolio is:

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
David J. Goerz III	2010	Senior Vice President, Chief Investment Officer and Portfolio Manager

PURCHASE AND SALE OF FUND SHARES

Purchase minimums for Class A or Class C Shares of the Fund generally are $1,000 for initial purchases and $100 for additional purchases (minimums may be reduced or waived for certain types of investors or in HighMark Funds’ sole discretion).

In general, you may purchase or redeem Shares on any day that the New York Stock Exchange is open for business by contacting your financial professional; writing to HighMark Funds, c/o Boston Financial Data Services, P.O. Box 8416, Boston, MA 02266-8416; or by calling 1-800-433-6884.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

HIGHMARK FUNDS

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The Funds define a non-U.S. company as one that is organized under the laws of, or has its principal office in, a country other than the United States; derives 50% or more of its revenue from goods produced, services performed or sales made outside of the United States; has 50% or more of its assets located outside of the United States; or has securities that are traded primarily on any securities market located in a country other than the United States.

                        The Funds consider a company to be a large capitalization company if the company’s capitalization is within the range of those companies in the S&P 500 Index and/or the Russell 1000 Value Index. As of September 30, 2010, the market capitalization of companies that issue stocks included in the S&P 500 Index and the Russell 1000 Value Index ranged from approximately $1.1 billion to $291 billion and from approximately $192 million to $315 billion, respectively. The Fund considers a company to be a medium capitalization company if the company’s capitalization is within the range of those companies in the Russell MidCap Index. As of September 30, 2010, the market capitalization of companies that issue stocks included in the Russell MidCap Index ranged from approximately $192 million to $18 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

8

SHAREOWNER GUIDE – HOW TO INVEST IN HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

Choosing a Share Class

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares — Class A and Class C — are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark’s Class A and Class C Shares offered by the Funds:

Class A

•	Front-end sales charges, as described below.

•	Distribution and service (12b-1) fees of 0.25%.

•	Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

•	Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

•	Orders for Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

Class C

•	No front-end sales charge.

•	Distribution and service (12b-1) fees of 1.00%.

•	A deferred sales charge, as described below.

•	No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

To compensate HighMark Capital Management, Inc. for the commission it may pay to your broker or financial institution at the time of purchase, HighMark Capital Management, Inc. may receive 12b-1 fees paid on Class C Shares during the first 12 months of investment.

Because 12b-1 fees are paid on an ongoing basis, Class C shareholders could end up paying more expenses over the long term than Class A shareholders who hold their Shares for a similar period.

For purchases of $1 million or greater, the sales charge for Class A Shares is waived. As a result, if you are making an initial investment of $1 million or more, the lower operating expenses of

Class A Shares may make them a better choice for you than Class C Shares.

The Funds also offer Fiduciary Class Shares, which have their own expense structure. Fiduciary Class Shares are available only to financial institutions, fiduciary clients of Union Bank, N.A., and certain other qualified investors. Call us at 1-800-433-6884 for more details.

How Sales Charges Are Calculated

Class A Shares: Front-End Sales Charge

Your Investment	As a Percentage of Offering Price		As a Percentage of Your Investment
0 - $49,999	5.50%		5.82%
$50,000 - $99,999	4.50%		4.71%
$100,000 - $249,999	3.75%		3.90%
$250,000 - $499,999	2.50%		2.56%
$500,000 - $999,999	2.00%		2.04%
$1,000,000 and Over	0.00%	*	0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a “first in, first out” basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

Class C Shares: Contingent Deferred Sales Charge

Class C Shares are available at their net asset value (“NAV”) per share, without any initial sales charge.

If you sell Class C Shares within one year of buying them, you must pay what is known as a “contingent deferred sales charge” (CDSC). The CDSC is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

Class C Shares: CDSCs are as follows:

If Sold Within	CDSC on Shares Being Sold
1st year	1.00%
After 1st year	0%

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have a CDSC.

On the purchase of your Class C Shares, HighMark Capital Management, Inc. may pay a commission equal to 1.00% of your purchase to your broker or financial institution. HighMark Capital Management, Inc. may also receive any CDSC imposed when you sell your Class C Shares.

9

HIGHMARK FUNDS

Repurchase of Class A Shares

You may purchase any amount of Class A Shares of any HighMark Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of HighMark Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing Shares.

Sales Charge Reductions and Waivers

Reducing your Class A sales charges. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

•

Right Of Accumulation Privilege: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares or Class C Shares you bought previously for: (1) your account; (2) your spouse’s account; (3) a joint account with your spouse; or (4) your minor children’s trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other Shares you own. You must provide your account number and the account number(s) of your spouse and your minor children, and the ages of such children, as applicable.

•

Letter Of Intent: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of $1,000 and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

Reductions For Qualified Group(s). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

Contact your financial representative or HighMark Funds to find out how to qualify, or consult the Statement of Additional Information (“SAI”) (see the back cover of this prospectus for contact information).

Class A Front-End Sales Charge Waivers: The front-end sales charge will be waived on Class A Shares bought:

(1)	Through reinvestment of dividend and capital gain distributions.

(2)	By investment companies advised by HighMark Capital Management, Inc., Union Bank, N.A., or their affiliates; or distributed by HighMark Funds’ distributor or its affiliates placing orders on each entity’s behalf.

(3)	By state and local governments.

(4)	By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank, N.A. (the “Bank”), into an individual retirement account (“IRA”) administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5)	By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an IRA administered by Union Bank, N.A.

(6)	By individuals investing proceeds received in connection with a distribution paid from a Union Bank, N.A., trust or agency account.

(7)	By investment advisers or financial intermediaries registered with a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and investors purchasing Shares through investment advisers or financial intermediaries who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial intermediary on the books and records of a broker or agent.

(8)	By financial intermediaries (as well as their employees, spouses and children under the age of 21) who have an agreement with HighMark Capital Management, Inc., HighMark Funds or HighMark Funds’ distributor and are purchasing Class A Shares for their own account.

(9)	By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(10)	By current or retired trustees (as well as their spouses, children, parents and grandchildren) of HighMark Funds; by directors, officers and employees (as well as their spouses, children, parents and grandchildren) of Union Bank, N.A., of HighMark Funds’ distributor or its affiliated companies, of Boston Financial Data Services or of sub-advisers to HighMark Funds.

(11)	By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which HighMark Funds is a party. Subsequent purchases of Class A Shares by such investors will be subject to the appropriate sales charge.

(12)	Through exchange of Class M Shares of HighMark Funds.

10

(13)	By clients of financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such clients.

(14)	By participants in retirement plans, college savings plans or other plans for which the plan record-keeping is performed by financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such plans.

(15)	By investors approved by HighMark Capital Management, Inc. to provide capital to a Fund.

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Funds. These waivers and special arrangements may be amended or terminated at any time by any particular Fund.

If you think you may be eligible for a sales charge waiver, contact your financial representative or HighMark Funds or consult the SAI (see the back cover of this prospectus). For categories 2 through 10, 13, and 15 above, you must notify HighMark Funds at the time you buy the Shares that your purchase qualifies for a sales charge waiver.

CDSC waivers: You may qualify for a CDSC waiver if:

•

you are selling Shares as part of a systematic withdrawal plan (SWP), provided that no more than 10% of the total market value of an account (calculated at the time the SWP is established) may be withdrawn over any 12 month period.

•	you are taking certain distributions from a retirement plan.

•	the shareholder has died or become disabled.

You must notify us that you are eligible for a waiver under these circumstances at the time you wish to sell Shares.

If you think you may be eligible for a CDSC waiver, contact your financial representative or HighMark Funds or consult the SAI (see the back cover of this prospectus for contact information).

The Funds make sales charge and breakpoint information available, free of charge, on or through HighMark Funds’ web site at www.highmarkfunds.com through the Funds’ prospectuses and SAI, which are available for download or by request by selecting “Individual Investor,” and clicking on “Literature.”

Fees for Distribution of Shares

HighMark Funds has adopted 12b-1 plans with respect to Class A and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

Share Class	Percentage of Average Daily Net Assets
Class A	0.25%
Class C	1.00%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information about the receipt by HighMark Capital Management, Inc. of 12b-1 fees paid on Class C Shares, please see “Choosing a Share Class” earlier in this section.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above may be paid or “reallowed” to the broker, dealer, financial adviser or other financial intermediaries, including UnionBanc Investment Services LLC and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, “financial firms” means brokers, dealers, financial advisers and other financial intermediaries, including UnionBanc Investment Services LLC and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares.

A Fund may make payments under HighMark Funds’ shareholder services plans relating to the Class A Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value (NAV) of the applicable class(es) of Shares of such Fund. The shareholder services plans are more fully described in the statement of additional information (SAI). Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

Marketing Support Payments. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

Payments for Distribution and Shareholder Services. In addition to the foregoing revenue sharing and marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm’s list of mutual funds available for

11

HIGHMARK FUNDS

purchase by its clients; (3) fees for providing the Funds with “shelf space” and/or a higher profile for a financial firm’s financial consultants and their customers and/or placing the Funds on the financial firm’s preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm’s platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm’s salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm’s HighMark Funds sales and total assets, and the financial firm’s willingness to give HighMark Capital Management, Inc. or the Funds’ distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a “select” or “preferred” list. HighMark Capital Management, Inc’s. goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.

For the calendar year 2009, the financial firms that received these additional payments, which totaled approximately $3.9 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:

Abacus Investment Inc	Centaurus Financial, Inc.
American Portfolio Financial Services	Charles Schwab
Amerprise Advisor Services Inc.	Citigroup Global Markets, Inc.
Ameriprise Financial Services, Inc.	Commonwealth Financial Network
Ameritrade Inc.	Crowell, Weeden & Co
Asset International, Inc.	Crown Capital Securities, LP
Associated Securities Crop	D A Davidson
AXA Advisors, LLC	Dalton Strategic Inv Services Inc
B C Ziegler	E*Trade
BCR Financial Services	Edward Jones
Bedminster Financial Group Ltd	Ensemble Financial Services, Inc
Brokersxpress LLC	ePlanning Securities, Inc.
Cambridge Investment Research	Equity Services Inc
Capital Financial Services	Express Securities Inc
Feltl and Company	New England Securities
Ferris, Baker Watts, Inc.	Next Financial Group, Inc.
Financial Advisors of America LLC	NPB Financial Group LLC
Financial Network	OC Wealth Advisors
Financial Network Investment Corp	OFG Financial Services Inc
Financial Planning Solutions, Inc.	Oppenheimer & Co. Inc.
Fintegra LLC	Pacific West Sec Inc.
First Allied Securities, Inc.	Pershing LLC
First Clearing LLC	Prime Vest Financial Services

First Global Capital	Proequities Inc.
First Southwest Company	Prudential Investment Mgmt Srvcs
Foothill Securities, Inc.	Prudential Insurance Co of America
Fortune Financial Services, Inc.	QA3 Financial Corp.
Geneos Wealth Management, Inc.	Questar Capital Corporation
Girard Securities, Inc.	Raymond James & Associates, Inc.
Green Wealth Management	Raymond James Financial Services
GunnAllen Financial	Raymond Wesley
H. Beck, Inc.	RBC Capital Markets Corporation
Harris & Associates	RBC Dain Rauscher, Inc.
Harvest Capital LLC	RBC Wealth Management
ING Financial Partners	Ridge Clearing & Outsourcing
Invest Financial Corporation	Robert W. Baird & Co.
Investacorp, Inc.	Royal Alliance Associates
Investors Capital Corp.	Scottrade, Inc.
Investors Security Co., Inc.	Securities America
JMG Wealth Management Group	Securities Services Network, Inc.
J P Turner & Co LLC	SharMarc Financial Advisors
JTM Capital Management	SII Investments Inc.
J. W. Cole Financial, Inc.	Silver Oaks Securities Inc.
Janney Montgomery Scott, LLC	Southwest Securities
JP Morgan Clearing Corp	Stancorp Equities Inc
Kingwood Investment Group	Sterne Agee & Leach
Legend Equities Corporation	Stifel, Nicolaus & Co., Inc.
Legent Clearing Corp.	SWBC Investment Services LLC
Lincoln Financial Advisors Corp	TD Ameritrade Trust Company
Lincoln Financial Securities	The O.N. Equity Sales Company
Linsco Private Ledger	Thrivent Financial
Managed Financial Broker Service	Tiger Investment Services
Marshall & Associates Financial Svc	UBS Financial Services, Inc.
MG Trust Co LLC	UnionBanc Investment Services LLC
Mid Atlantic Inst’l Shares, Inc.	United Planners Financial
MML Investor Services	US Bancorp Investment
Morgan Keegan & Co.	VSR Financial Services
Morgan Stanley	Wachovia Bank N.A.
Morgan Stanley Smith Barney	Wachovia Securities LLC
MS & Co. Inc.	Wedbush Morgan Securities
Mutual Service Corp.	Wells Fargo Advisors, LLC
National Financial Services, Corp.	Wells Fargo Investments LLC
National Planning Holdings	Western International Securities
National Retirement Partners, Inc.	WRP Investments, Inc.
National Securities Corporation	Zelek & Associates
Nationwide Planning Assoc., Inc.

HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2009 in which these additional payments are made. Speak with your financial adviser to learn whether his or her firm has such a relationship.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds’ distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.

If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a

12

financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, other HighMark Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consider disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund’s portfolio transactions.

Opening an Account

1.	Read this prospectus carefully.

2.	Determine how much money you want to invest.
The minimum investments for Class A or Class C Shares of HighMark Funds are as follows:

• Initial Purchase:	$1,000 for each Fund
$250 for each Fund for current and retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank, N.A., HighMark Funds’ distributor and its affiliates, and Boston Financial Data Services
$100 for each Fund for Automatic Investment Plan
• Additional Purchases:	$100 for each Fund
$100 monthly minimum per HighMark Fund for Automatic Investment Plan

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans, or for accounts held through a financial intermediary that has an agreement with HighMark Capital Management, Inc. or HighMark Funds’ distributor to waive or reduce these minimums. Financial intermediaries may aggregate accounts to meet investment minimums.

3.	Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4.	You and your financial representative can initiate any purchase, exchange or sale of Shares.

5.	Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, HighMark Funds reserves the right to close your account at the then-current day’s price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

HighMark Funds and HighMark Capital Management, Inc. reserve the right, in their sole discretion, to reject any purchase order for any reason.

13

HIGHMARK FUNDS

BUYING SHARES

By Check

Opening an account

•	Make out a check for the investment amount, payable to “HighMark Funds.”

•	Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

Adding to an account

•	Make out a check for the investment amount, payable to “HighMark Funds.”

•	Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

•	Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

Transfer Agent Address:

HighMark Funds

P.O. Box 8416

Boston, MA 02266-8416

Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks, traveler’s checks, starter checks, money orders or cash will not be accepted.

By Exchange

Opening an account

•	Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

Adding to an account

•	Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

By Wire

Opening an account

•	Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address above).

•	Obtain your Fund account number by calling your financial representative or our Transfer Agent.

•	Instruct your bank to wire the amount of your investment to:

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02101

ABA# 011000028

DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

Adding to an account

•	Call our Transfer Agent before wiring any funds.

•	Instruct your bank to wire the amount of your investment to:

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02101

ABA# 011000028

DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

Through Financial Institutions

Opening an account

•	Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Adding to an account

•	Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see “Investor Services.”

SELLING SHARES

By Letter

Designed for

•	Accounts of any type.

•	Sales of any amount.

To sell some or all of your Shares

•	Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

•	Include all signatures and any guarantees that may be required (see “Selling Shares in Writing”).

•	Mail the materials to our Transfer Agent.

Transfer Agent Address:

HighMark Funds

P.O. Box 8416

Boston, MA 02266-8416

Phone Number: 1-800-433-6884

•	We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

•

If you are invested in an IRA or Roth IRA account, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

14

By Phone

Designed for

•	Accounts of any type.

•	Sales of any amount.

To sell some or all of your Shares

•	To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

By Wire or Electronic Funds Transfer (EFT)

Designed for

•	Requests by letter to sell at least $500 (accounts of any type).

•	Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

To sell some or all of your Shares

•	We will wire amounts of $500 or more on the next business day after we receive your request.

•	Shares cannot be redeemed by wire on federal holidays restricting wire transfers.

By Exchange

Designed for

•	Accounts of any type.

•	Sales of any amount.

To sell some or all of your Shares

•	Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

•	Call HighMark Funds or your financial representative to request an exchange.

Through Financial Institutions

Designed for

•	Accounts set up through financial institutions.

To sell some or all of your Shares

•	Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see “Investor Services.”

Selling Shares in Writing. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

•	you are selling more than $50,000 worth of Shares.

•

you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

•	you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

Receiving Your Money. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order in good order. If, however, you recently purchased Shares in a Fund by check or through the Automatic Investment Plan, you may not receive your redemption proceeds from such Fund until after the check or debit clears, which may take up to 15 days following purchase. While the Fund will delay the processing of your redemption payment until after the check or debit clears, the Shares will be valued at the next determined net asset value after receipt of your redemption order in good order.

Redemption in Kind. The Funds reserve the right to make payment on redemptions in securities rather than cash. If a Fund makes payment on redemptions in securities, you may incur brokerage costs when selling those securities.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any contingent deferred sales charge, if applicable) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

How to Exchange Your Shares. You may exchange Class A or Class C Shares of one HighMark Fund for those of another HighMark Fund (the “new HighMark Fund”), provided that you:

•	Are qualified to invest in the new HighMark Fund.

•	Satisfy the initial and additional investment minimums for the new HighMark Fund.

•	Invest in the same share class in the new HighMark Fund as you did in the previous HighMark Fund.

•	Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new HighMark Fund is based on the relative net asset values of the Shares you are exchanging plus applicable sales charge, if any. In addition, if you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund, you may be subject to an exchange fee. See “Redemption Fees and Exchange Fees” below.

An exchange will be treated as a sale for tax purposes.

15

HIGHMARK FUNDS

Class A Shares. In addition to the potential exchange fee referenced above, if you want to exchange Class A Shares initially invested in a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge, the applicable sales charge will be assessed.

Class C Shares. To calculate the Class C Shares’ contingent deferred sales charge payable upon redemption, we combine the period you held Class C Shares of the “old” HighMark Fund with the period you held Class C Shares of the new HighMark Fund.

TRANSACTION POLICIES

Valuation of Shares. A Fund’s net asset value per share of a class is calculated according to the following formula:

(Total market value of the Fund’s investments and other assets allocable to the class — the class’s liabilities)

÷	Total number of the Fund’s Shares outstanding in the class

=	The class’s NAV per share

We determine the NAV of each Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day (as defined below), based on the current market price of the Fund’s securities. If that is not available, we value securities by using a method that HighMark Funds’ Board of Trustees believes accurately reflects fair value. HighMark Funds’ Board of Trustees reviews and approves HighMark Funds’ written fair valuation procedures in advance of their use. In addition, HighMark Funds’ Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which HighMark Funds calculates the relevant Fund’s NAV. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates a Fund’s NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that HighMark Funds calculates the Fund’s NAV. A Significant Event may relate to a single issuer or to an entire market sector.

If HighMark Capital Management, Inc. becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates the relevant Fund’s NAV, it shall immediately notify the sub-administrator and request that a fair value committee (the “Committee”) meeting be called.

In addition, HighMark Funds uses a third party fair valuation vendor (the “Vendor”) for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold (“trigger threshold”) that has been established by the Committee. The Committee also establishes a “confidence interval” — representing the correlation between the price of a specific foreign security and movements in the U.S. market — before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable “confidence interval” using the fair values provided by the Vendor. In the event that a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. In addition, although we use the same method to determine the NAV of Class A and Class C Shares, the NAV of a Fund’s Class C Shares may be lower than that of its Class A Shares because Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds’ investments, see the SAI.

Buy and Sell Prices. When you buy Shares of a Fund, the amount you pay per share is based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order, plus any applicable sales charges. When you sell Shares of a Fund, the amount of your proceeds is based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order, minus any applicable deferred sales charges, redemption fees and/or exchange fees.

Execution of Orders. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a “business day”). The New York Stock Exchange is closed on weekends and national holidays.

•

Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your purchase order and your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

•

Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by our Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time). If our Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

•

Selling Shares: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time). Otherwise, we will execute your order on the following business day.

16

Our Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker- dealers, who have been previously approved by HighMark Funds’ distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to our Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

Anti-Money Laundering Program

Customer identification and verification is part of HighMark Funds’ overall obligation to deter money laundering under federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

Frequent Purchases and Redemptions of Fund Shares

HighMark Funds’ Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

Risks Associated with Excessive or Short-Term Trading Generally. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund’s Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder’s tax liability unless the Shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund’s performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own Share price (referred to as “time zone arbitrage”). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder’s ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

Redemption Fees and Exchange Fees. As noted in the “Shareholder Fees” tables for the Global Growth Equity Fund and International Growth Equity Fund, such Funds impose a 2% redemption fee on the proceeds of Class A Shares redeemed 30

17

HIGHMARK FUNDS

days or less after their purchase and also impose a 2% exchange fee on Class A Shares exchanged 30 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 30 days. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

For all accounts in these Funds, the redemption or exchange fee is not imposed on:

•	Shares redeemed due to death, disability or a qualified domestic relations order;

•	Shares redeemed pursuant to systematic withdrawal programs;

•	transactions involving Shares purchased by means of automated or pre-established purchase plans, including employer or payroll reduction plans;

•	Shares purchased through reinvested distributions;

•	Shares redeemed or exchanged due to plan or Fund terminations or restructurings;

•	Shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

•	Shares redeemed or exchanged pursuant to an automatic rebalancing program; and

•	Shares converted to another class of Shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

•	Shares redeemed in payment of plan/account fees;

•	Shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

•	Shares redeemed for loans and hardship withdrawals;

•	Shares redeemed due to forfeiture of assets; and

•	Shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although the Global Growth Equity Fund and International Growth Equity Fund do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds’ Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder’s financial adviser. In addition, HighMark Capital Management, Inc. will use its best efforts to detect short-term trading activity in a Fund’s Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. HighMark Capital Management, Inc., however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund’s underlying beneficial owners. However, each such financial intermediary is contractually obligated to implement HighMark Funds’ market timing policy and to stop a beneficial owner from trading if so requested by HighMark Funds. If HighMark Capital Management, Inc. reviews a financial intermediary’s market timing policy and concludes that it sufficiently protects HighMark Funds’ shareholders, HighMark Capital Management, Inc. may choose to defer to the financial intermediary’s policy rather than implement HighMark Funds’ policy through that financial intermediary. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

Orders through Financial Intermediaries

If you are investing in a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or a trustee of an Internal Revenue Service-recognized tax-deferred savings plan such as a 401(k) retirement plan or a 529 college savings plan that maintains a master account with the Fund for trading on behalf of its customers, the financial intermediary through whom you are investing may choose to adopt different or additional conditions on purchases, redemptions and exchanges of Fund Shares to discourage frequent trading and redemptions. Consult your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what conditions may be applicable to you. The Funds are not responsible for the failure of a financial intermediary to carry out its responsibilities.

Disclosure of Portfolio Holdings

HighMark Capital Management, Inc. has established a policy with respect to the disclosure of a Fund’s portfolio holdings. A description of this policy is provided in the SAI. Each Fund’s complete portfolio holdings are available to you within 60 days after the end of each quarter in the Funds’ Form N-CSR and Form N-Q filed with the SEC.

18

Mailings to Households

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-433-6884 or contact your financial institution. We will begin sending you individual copies within thirty days after receiving your request.

DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Funds may periodically declare and pay dividends from net investment income separately for each class of Shares. Each Fund expects to distribute substantially all of its income and capital gains annually. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To notify the Transfer Agent, send a letter with your request, including your name and account number to:

HighMark Funds

P.O. Box 8416

Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund’s Class A Shares will pay higher dividends than Class C Shares, because Class C Shares have higher distribution fees.

TAXES

Your investments in the Funds may have a number of tax implications. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments by U.S. persons in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. You can find more information about the potential tax consequences of investments in the Funds in the SAI.

Important Note: if you have not done so already, be sure to provide us with your correct taxpayer identification number or certify that it is correct. Unless we have that information, we must, by law, withhold a portion of the distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund Shares.

End-of-Year Tax Statements

With respect to each calendar year, we will send you a statement early in the following year showing the federal income tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation including possible foreign, state and local taxes.

Tax Treatment of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to U.S. federal income tax at the corporate level on income and gains from investments that are distributed to shareholders. If a Fund were to fail to qualify as a regulated investment company, it would result in fund-level taxation, and, consequently, a reduction in income available for distribution to shareholders. Additionally, all distributions, including distributions of net long-term capital gains, would be taxable to shareholders as ordinary income.

Taxation of Shareholder Transactions

An exchange of a HighMark Fund’s Shares for Shares of another HighMark Fund will be treated as a sale of the Shares exchanged and, as with all sales and redemptions of HighMark Fund Shares, any gain resulting from the transaction generally will be subject to U.S. federal income tax, typically as capital gains.

Taxes on Fund Distributions

•

Federal Taxes: For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you’ve owned Shares in the Fund). For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income,” if any, will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

•

Taxation of Long-Term Capital Gains: In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends will be taxable to you as long-term capital gains (regardless of how long you’ve owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced — in general, to 15% with lower rates

19

HIGHMARK FUNDS

applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. For taxable years beginning on or after January 1, 2011, the maximum long-term capital gain rate is scheduled to return to 20%.

•

“Buying a Dividend”: You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

•	Reinvestment: A Fund’s distributions are taxable in the manner described above, whether received in cash or reinvested in additional Shares of the Fund.

•

Foreign Tax: A Fund’s investment in non-U.S. securities may be subject to foreign withholding and other taxes. This may reduce the return on your investment. You may be entitled to claim a credit or deduction for your share of foreign taxes paid by the Fund. See the SAI for more information.

•	State and Local Taxes: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

Special Considerations for Non-U.S. Shareholders: Special tax considerations may apply to foreign shareholders. Please consult the SAI and your tax advisor for additional information.

The tax considerations described above may or may not apply to you. See the SAI for further details. Please consult your tax advisor to help determine whether these considerations are relevant to your investments and tax situation.

INVESTOR SERVICES

Automatic Investment Plan (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

*There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank, N.A., and its affiliates who were participating in HighMark Funds’ AIP on or before December 11, 1998.

Systematic Withdrawal Plan (SWP): HighMark Funds’ Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

•	Have at least $5,000 in your HighMark Fund(s) account and

•	Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House (“ACH”) can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment — or exhaust it entirely if you make large and frequent withdrawals.

Fluctuations in the NAV per share of your HighMark Fund(s) may also contribute to the depletion of your principal.

Class A shareholders should note the following:

If you are currently making additional purchases of Shares of HighMark Funds that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

MORE ABOUT

HIGHMARK FUNDS

INVESTMENT MANAGEMENT

Investment Adviser

HighMark Capital Management, Inc. serves as the investment adviser of each series of HighMark Funds, including the Funds, and manages its investment portfolios on a day-to-day basis under the supervision of HighMark Funds’ Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of each series of HighMark Funds, including the Funds.

HighMark Capital Management, Inc. is a subsidiary of Union Bank, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2010, HighMark Capital Management, Inc. had approximately $16.7 billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

A discussion regarding the basis for HighMark Funds’ Board of Trustees approving the advisory agreement relating to the Funds between HighMark Capital Management, Inc. and HighMark Funds will be available in HighMark Funds’ Semi-Annual Report to shareholders for the fiscal period ending January 31, 2011. The

20

Funds had not commenced investment operations prior to the date of this prospectus, so there were no advisory fees paid to HighMark Capital Management, Inc. prior to the date of this prospectus.

For its advisory services to the Funds, HighMark Capital Management, Inc. is entitled to receive management fees at an annual rate of 0.95% (net of applicable waivers) of the Funds’ average daily net assets.

Other Arrangements

HighMark Funds and HighMark Capital Management, Inc. are in the process of seeking an exemptive order from the Securities and Exchange Commission (the “SEC”) granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which HighMark Capital Management, Inc. will, subject to the supervision and approval of HighMark Funds’ Board of Trustees, be permitted, with respect to HighMark Funds that may have sub-advisers from time to time, including the Funds, to enter into and materially amend sub-advisory agreements with sub-advisers unaffiliated with HighMark Capital Management, Inc. without such agreements being approved by the shareholders of the applicable Fund. HighMark Funds’ Board of Trustees and HighMark Capital Management, Inc. will therefore have the right to hire, terminate or replace sub-advisers without first obtaining shareholder approval, including in the event that a sub-advisory agreement has automatically terminated as a result of an assignment. HighMark Capital Management, Inc. will continue to have the ultimate responsibility to oversee each sub-adviser and recommend its hiring, termination and replacement. There can be no guarantee that HighMark Funds and HighMark Capital Management, Inc. will obtain this order from the SEC. Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding securities of such Fund.

21

HIGHMARK FUNDS

Portfolio Manager

The table below tells you which portfolio manager is responsible for making the day-to-day investment decisions for each Fund. The professional biography of the portfolio manager follows the table. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds.

HighMark Fund	Portfolio Manager
Global Growth Equity Fund	David J. Goerz III
International Growth Equity Fund	David J. Goerz III

Portfolio Manager	Length of Service with HighMark Fund	Business Experience During Past Five Years
David J. Goerz III	Global Growth Equity Fund since 2010; International Growth Equity Fund since 2010.	Senior Vice President, Chief Investment Officer and Portfolio Manager of HighMark Capital Management, Inc. since 2006; Senior Vice President, Chief Investment Officer – Equity and Portfolio Manager of HighMark Capital Management, Inc. from 2003 to 2005.

22

FINANCIAL HIGHLIGHTS

Financial information for Class A and C Shares of the Funds is not presented because Class A and C Shares of the Funds have not commenced investment operations as of the date of this prospectus.

23

HIGHMARK FUNDS

OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as “fundamental” in the SAI.

24

INSTRUMENTS, INVESTMENT TECHNIQUES AND RISKS

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.

FUND NAME	FUND CODE
Global Growth Equity Fund	1
International Growth Equity Fund	2

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 2	Prepayment/Call Market Credit Regulatory
American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars.	1, 2	Market Political Foreign Investment
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1, 2	Credit Liquidity Market
Bonds: Interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.	1, 2	Market Credit Prepayment/Call Political Liquidity Foreign Investment
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price.	1, 2	Management Liquidity Credit Market Leverage
Certificates of Deposit: Negotiable instruments with a stated maturity.	1, 2	Market Credit Liquidity
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1, 2	Credit Liquidity Market
Common Stock: Shares of ownership of a company.	1, 2	Market
Convertible Securities: Bonds or preferred stock that convert to common stock.	1, 2	Market Credit
Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a fund.	1, 2	Market Liquidity Management

25

HIGHMARK FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g. puts and calls), options on futures, swap agreements and some mortgage- backed securities.	1, 2	Management Market Credit Liquidity Leverage Prepayment/Call Hedging
Exchange-Traded Funds: Exchange-traded funds (“ETFs”) are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange. By investing in an ETF, a fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of the Fund.	1, 2	Market Exchange-Traded Funds
Foreign Securities: Stocks issued by foreign companies including American Depositary Receipts (ADRs) and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.	1, 2	Market Political Foreign Investment Liquidity Emerging Market Prepayment/Call
Forward Foreign Currency Contracts, Including Forward Foreign Currency Cross Hedges: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.	1, 2	Management Liquidity Credit Market Political Leverage Foreign Investment
Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The owner of an option has the right, but not the obligation, to buy or sell the underlying instrument at a specified time in the future at the specified price.	1, 2	Management Market Credit Liquidity Leverage
High-Yield/High-Risk Bonds: Bonds rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade bonds. Also called “lower rated bonds,” “noninvestment grade bonds” and “junk bonds.”	1, 2	Credit Market Liquidity

26

INSTRUMENT	FUND CODE	RISK TYPE
Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.	1, 2	Liquidity Market
Initial Public Offerings: Initial public offerings (“IPOs”) are offerings of securities registered under the Securities Act of 1933, the issuer of which, immediately before registration, was not subject to the reporting requirements of Section 13 or Section 15(d) of the Securities Exchange Act of 1934. The volume of IPOs and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the stock market as a whole. When an IPO is brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.	1, 2	Market Liquidity New Public Company Small and Medium-Sized Company Stock Microcap Company
Investment Company Securities: Shares of registered investment companies. These may include HighMark Money Market, Fixed Income and other Equity Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own adviser.	1, 2	Market
Investment Grade Securities: Securities rated BBB or higher by S&P; Baa or better by Moody’s; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by a Fund’s adviser.	1, 2	Market Credit Prepayment/Call
Money Market Instruments: Investment-grade, U.S. dollar- denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1, 2	Market Credit

27

HIGHMARK FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	1, 2	Credit Foreign Investment Prepayment/Call
Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.	1, 2	Market
Real Estate Investment Trusts: Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.	1, 2	Market Credit Prepayment/Call
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.	1, 2	Market Leverage Counterparty
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1, 2	Liquidity Market
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund and may have a leveraging effect.	1, 2	Market Leverage Counterparty
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return a Fund will receive cash, other securities and/or letters of credit.	1, 2	Market Leverage Liquidity Credit
Small and Medium-Sized Companies: Small and medium sized companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services as compared to larger companies.	1, 2	Market Small and Medium-Sized Company Stock
Swap Agreements: A transaction where one security or characteristic of a security is swapped for another. An example is when one party trades newly issued stock for existing bonds with another party. Swaps can be used to hedge certain risks such as currency and interest rate risks, or to speculate on changes in the future price of the underlying instrument.	1, 2	Management Market Credit Liquidity Leverage

28

INSTRUMENT	FUND CODE	RISK TYPE
Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1, 2	Liquidity Credit Market
Treasury Inflation Protected Securities: Treasury inflation protected securities (“TIPS”) are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.	1, 2	Market Interest Rate
Treasury Receipts: Treasury receipts, Treasury investment growth receipts and certificates of accrual of Treasury securities.	1, 2	Market
Unit Investment Trusts: A type of investment vehicle, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.	1, 2	Market
U.S. Government-Sponsored Entity Securities: Securities issued by agencies, authorities, enterprises and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac. Such securities may not be guaranteed or insured by the U.S. government.	1, 2	Market Credit Prepayment/Call
U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping issued or guaranteed by the full faith and credit of the U.S. government.	1, 2	Market
Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1, 2	Credit Liquidity Market
Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	1, 2	Market Credit

29

HIGHMARK FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1, 2	Market Leverage Liquidity Credit
Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.	1, 2	Market Credit Prepayment/Call
Zero-Coupon Debt Obligations: Bonds and other types of debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.	1, 2	Credit Market Zero Coupon

30

Other Risks

Fiduciary shares of the Funds are offered to the HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Capital Growth Allocation Fund and HighMark Diversified Equity Allocation Fund (collectively, the “Asset Allocation Portfolios”). The Asset Allocation Portfolios, individually or collectively, may own significant amounts of Shares of each Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of Shares of any of the Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of a Fund as a result of the activity of other investors, a Fund’s asset levels and a Fund’s then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Fund to purchase or sell portfolio securities, increasing the Fund’s transaction costs and possibly reducing the Fund’s performance.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as certain other risks. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments are more susceptible to these risks than others.

Counterparty Risk. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. A Fund’s income and the value of the Fund’s investments could decline as a result.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Emerging Market Risk. A Fund’s investment in emerging markets will cause it to face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk below.

Exchange-Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Funds will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when a Fund invests in exchange-traded funds. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Industry/Sector Risk. The risk associated with excessive exposure to any one industry or sector. A Fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

Interest Rate Risk. The possibility that the value of a Fund’s investments will decline due to an increase in interest rates or that a Fund’s yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund’s investments, the greater its interest rate risk.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

31

HIGHMARK FUNDS

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The possibility that a Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund’s security holdings will tend to increase or decrease in response to these movements.

Microcap Company Risk. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

New Public Company Risk. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

Non-Diversification Risk. Each of the Funds is a “non-diversified” fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Options and Futures Strategies Risk. Losses associated with index futures contracts and index options in which a Fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for a Fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by a Fund. A Fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” — or repay — a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small and Medium-Sized Company Stock Risk. Investing in small- and medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many small- and medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small- and medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small- and medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a Fund that concentrates on small- or medium-sized companies may be more volatile than that of a Fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

32

How to obtain more information:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

To request the SAI, the Annual or Semi-Annual Reports free of charge, other information about the Funds or to make shareholder inquiries:

By Telephone:    call 1-800-433-6884

By Mail:	write to us at
HighMark Funds
c/o BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

By Internet:    www.highmarkfunds.com

From the SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

HighMark Funds’ Investment Company Act registration number is 811-05059.

445 South Figueroa Street • Suite 306 Los Angeles • California • 90071 www.highmarkfunds.com	HMK-PS-035-0100 84823-D (12/10)

HIGHMARK FUNDS

HIGHMARK GLOBAL GROWTH EQUITY FUND

HIGHMARK INTERNATIONAL GROWTH EQUITY FUND

STATEMENT OF ADDITIONAL INFORMATION

DECEMBER 22, 2010

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectuses of HighMark Global Growth Equity Fund and HighMark International Growth Equity Fund dated December 22, 2010 (collectively, the “Prospectuses”) and any of their supplements. This SAI is incorporated in its entirety into the Prospectuses.

Copies of the Prospectuses may be obtained by writing HighMark Funds, c/o BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, or by contacting HighMark Funds toll free at 1-800-433-6884. Capitalized terms used but not defined in this SAI have the same meanings as set forth in the Prospectuses.

STATEMENT OF ADDITIONAL INFORMATION

HIGHMARK FUNDS

HighMark Funds (the “Trust”) is an open-end management investment company. HighMark Global Growth Equity Fund (the “Global Growth Equity Fund”) and HighMark International Growth Equity Fund (the “International Growth Equity Fund”) are non-diversified investment companies. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of thirty-one series, the following two of which are covered by this SAI:

HighMark Global Growth Equity Fund and

HighMark International Growth Equity Fund (each, a “Fund,” and collectively, the “Funds”).

As of the date of this SAI, neither of the Funds had commenced investment operations.

As described in the Prospectuses, the Funds have been divided into three classes of shares (designated Class A and Class C Shares (collectively “Retail Shares”), and Fiduciary Shares) for purposes of HighMark Funds’ Distribution Plans and Shareholder Servicing Plans, which Distribution Plans apply only to such Funds’ Retail Shares. Retail Shares and Fiduciary Shares are sometimes referred to collectively as “Shares.” Holders of Shares are sometimes referred to in this SAI collectively as “shareholders.”

Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund’s Prospectus for such Shares.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The following investment strategies supplement the investment objectives and policies of each Fund as set forth in the respective Prospectus for that Fund.

1. Equity Securities. Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks or, for even smaller companies, microcap companies or microcap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund’s Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations. Changes in interest rates may also affect the value of equity securities in market sectors that are considered interest rate sensitive, such as the finance sector.

2. Initial Public Offerings. The Funds may invest in initial public offerings (“IPOs”), including secondary offerings of newly public companies. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned public companies. Many IPOs are made by smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. For foreign IPOs, the risks may be more significant when combined with the risks of investing in non-U.S. markets, including emerging markets.

3. Debt Securities. The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) and comparable unrated securities. As discussed under “High Yield Securities,” the Funds may also invest in high yield securities. Securities rated BBB by Standard & Poor’s (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, HighMark Capital Management, Inc. (“HCM” or the “Adviser”), will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity.

From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa.

4. Convertible Securities. Consistent with its objective, policies and restrictions, each Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or is not rated but is determined to be of comparable quality by the Adviser.

5. Asset-Backed Securities (non-mortgage). Consistent with their investment objectives, policies and restrictions, the Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations particular to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates, and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

6. Bank Instruments. Consistent with its investment objective, policies and restrictions, each Fund may invest in bankers’ acceptances, certificates of deposit and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers’ acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements).

Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (“ETDs”), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits (“CTDs”), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation (“FDIC”).

7. Commercial Paper and Variable Amount Master Demand Notes. Consistent with its investment objective, policies and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper (“CCP”), which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

8. Lending of Portfolio Securities. In order to generate additional income, each Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by the lending agent, with oversight by the Adviser, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. Cash collateral received by a Fund will be invested according to the guidelines approved for HighMark Funds. Current permissible investments include securities issued by or fully guaranteed as to principal and interest by the U.S. government; securities issued by agencies, instrumentalities, sponsored agencies or enterprises of the U.S. government; high-quality commercial paper (including asset-backed commercial paper); high quality variable rate master notes; shares of registered investment companies and certain other high-quality investments. The cash collateral guidelines, including the list of permissible investments, may be amended from time to time by HighMark Funds.

A Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund’s total assets. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and a Fund will call loans, vote proxies or otherwise obtain rights to vote or consent if the Fund has knowledge that a material event affecting the investment is to occur and it is determined to be in the best interests of the Fund to recall the securities and vote the proxies even at the cost of foregoing the incremental revenue that could be earned by keeping the securities on loan.

9. Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the FDIC having, at the time of investment, total assets of $100 million or more and with registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds’ Board of Trustees (the “Board of Trustees”). Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the custodian, with oversight by the Adviser, will monitor the collateral’s value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund’s disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

10. Reverse Repurchase Agreements. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund’s investment objective, fundamental investment restrictions and non-fundamental policies. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high-quality debt securities consistent with the Fund’s investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

11. U.S. Government Obligations. Each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Federal Farm Credit Banks are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the applicable Fund’s net asset value (“NAV”). Because the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding, longer-term securities.

For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see “Mortgage-Related Securities” below.

12. Mortgage-Related Securities. Mortgage-related securities represent interests in pools of mortgage loans assembled for sale to investors. Mortgage-related securities may be assembled and sold by certain governmental agencies and may also be assembled and sold by nongovernmental entities such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. As a consequence, mortgage-related securities may be a less effective means of “locking in” interest rates than other types of debt securities having the same stated maturity, may have less potential for capital appreciation and may be considered riskier investments as a result.

Adjustable rate mortgage securities (“ARMS”) are pass-through certificates representing ownership interests in a pool of adjustable rate mortgages and the resulting cash flow from those mortgages. Unlike conventional debt securities, which provide for periodic (usually semi-annual) payments of interest and payments of principal at maturity or on specified call dates, ARMS provide for monthly payments based on a pro rata share of both periodic interest and principal payments and prepayments of principal on the underlying mortgage pool (less GNMA’s, Fannie Mae’s or Freddie Mac’s (as defined below) fees and any applicable loan servicing fees).

There are a number of important differences both among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities themselves. Mortgage-related securities issued by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”). GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA’s guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA’s guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”). Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Until September 2008, Fannie Mae and Freddie Mac were government-sponsored corporations owned entirely by private stockholders. The mortgage-related securities issued by Fannie Mae and Freddie Mac contain guarantees as to timely payment of interest and principal but are not backed by the full faith and credit of the U.S. government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator created under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”). The conservatorship has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated; whether Fannie Mae or Freddie Mac will continue to exist following the conservatorship; or what their respective business structures will be during or following the conservatorship. Fannie Mae and Freddie Mac are dependent upon the continued support of the U.S. Treasury and the FHFA in order to continue operating their businesses. Fannie Mae and Freddie Mac also receive substantial support from the Federal Reserve, which may cease at any time. In addition, the U.S. Treasury took certain temporary actions in connection with the conservatorship, including entering into preferred stock purchase agreements (each, a “PSPA”) with each of Fannie Mae and Freddie Mac under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between the company’s liabilities and the company’s assets. Each PSPA was initially limited in amount to $100 billion but was increased in December 2009 to a flexible cap that commits the U.S. Treasury to the greater of $200 billion or $200 billion plus the amount of any losses in net worth of either entity over the next three years.

FHFA, as conservator or receiver for Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or, if it is later appointed as receiver for Fannie Mae or Freddie Mac, as receiver were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae or Freddie Mac’s assets available therefor.

In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae and Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

On February 18, 2009, the Obama administration announced the Making Home Affordable Plan (formerly, the Homeowner Affordability and Stability Plan). Among the provisions were the following: (i) an initiative to allow mortgages currently owned or guaranteed by Fannie Mae and Freddie Mac to be refinanced without obtaining additional credit enhancement beyond what is already in place for that loan and (ii) an initiative to encourage modifications of mortgages for both homeowners who are in default and those who are at risk of imminent default, through various government incentives to servicers, mortgage holders, and homeowners. To the extent that servicers and borrowers of Fannie Mae and Freddie Mac participate in these programs in large numbers, it is likely that the costs incurred by Fannie Mae and Freddie Mac associated with modifications of loans, servicer and borrower incentive fees, and the related accounting impacts will be substantial.

Although some of these programs are designed to protect holders of the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac, no assurance can be given that the U.S. Treasury initiatives discussed above will be successful. The obligations of Fannie Mae and Freddie Mac are neither insured nor guaranteed by the United States and do not constitute a debt or obligation of the United States or any agency thereof other than Fannie Mae and Freddie Mac.

Collateralized mortgage obligations (“CMOs”) represent securities issued by a private corporation or a U.S. government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate (“LIBOR”). Each Fund may purchase fixed, adjustable, or “floating” rate CMOs that are collateralized by fixed rate or adjustable rate mortgages that are guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government or are directly guaranteed as to payment of principal and interest by the issuer, which guarantee is collateralized by U.S. government securities or is collateralized by privately issued fixed rate or adjustable rate mortgages.

Securities such as mortgage-backed securities and CMOs will have greater price volatility than other fixed-income obligations. Because declining interest rates may lead to prepayment of underlying mortgages, the prices of mortgage-related securities may not rise with a decline in interest rates. Mortgage-backed securities and CMOs are extremely sensitive to the rate of principal prepayment. Similarly, callable corporate bonds also present risk of prepayment. During periods of falling interest rates, securities that can be called or prepaid may decline in value relative to similar securities that are not subject to call or prepayment.

Real estate mortgage investment conduits (“REMICs”) are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

As indicated in the Prospectuses, the Funds may, consistent with each such Fund’s investment objective and policies, invest in Ginnie Maes and in mortgage-related securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities or those issued by nongovernmental entities.

13. Adjustable Rate Notes. Consistent with its investment objective, policies and restrictions, each Fund may invest in “adjustable rate notes,” which include variable rate notes and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note’s market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note’s interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such notes will be subject to a Fund’s non-fundamental 15% limitation governing investments in “illiquid” securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund’s demand. See “Investment Restrictions” below.

As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days’ notice or at specified intervals, not exceeding 397 days and upon not more than thirty days’ notice.

14. Shares of Investment Companies. Each Fund may invest in the securities of other investment companies (including exchange traded funds) to the extent permitted by the 1940 Act or pursuant to an exemption therefrom. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies.

Exchange-traded funds (“ETFs”) are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts (“UITs”). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

15. When-Issued Securities and Forward Commitments. Each Fund may enter into forward commitments or purchase securities on a “when-issued” basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a “when-issued” basis may increase the risk of fluctuations in a Fund’s NAV.

When a Fund agrees to purchase securities on a “when-issued” basis or enter into forward commitments, HighMark Funds’ custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund’s commitment.

The Funds expect that commitments to enter into forward commitments or purchase “when-issued” securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeds this 25% threshold, the Fund’s liquidity and the Adviser’s ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase “when-issued” securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund’s investment objective.

16. Zero-Coupon Securities. Consistent with its objectives, a Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method. In addition, if an obligation is purchased subsequent to its original issue, a holder may elect to include market discount in income currently on a ratable accrual method or a constant interest rate method. Market discount is the difference between the obligation’s “adjusted issue price” (the original issue price plus OID accrued to date) and the holder’s purchase price. If no such election is made, gain on the disposition of a market discount obligation is treated as ordinary income (rather than capital gain) to the extent it does not exceed the accrued market discount.

17. Options (Puts and Calls) on Securities. Each Fund may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

There are risks associated with such investments, including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

18. Covered Call Writing. Each Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option’s strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

19. Purchasing Call Options. The Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.

20. Purchasing Put Options. The Funds may purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

21. Options and Futures.

Options in Stock Indices. The Funds may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the S&P 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the S&P 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: the Chicago Board Options Exchange, the New York Stock Exchange (“NYSE”), the NYSE Amex Equities (formerly, the American Stock Exchange) and the London Stock Exchange.

A Fund’s ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund’s portfolio securities. Since a Fund’s portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities, which would result in a loss on both such securities and the hedging instrument.

A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund’s total assets.

Risk Factors in Options Transactions. The successful use of options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund’s ability to realize its profits or limit its losses.

Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

Futures Contracts and Related Options . The Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund. The Funds may enter into futures contracts, typically related to capital market indices or specific financial securities.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. Purchasing a futures contract creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. In certain cases, financial futures are settled in cash and therefore do not settle in delivery of the actual underlying commodity. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as “contract markets,” approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures traded on non-U.S. exchanges are governed by similar local agencies and approved for use by the CFTC for U.S. investors.

Although futures contracts call for actual delivery or acceptance of a commodity or security, financial contracts are usually settled in cash or closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Settlement of a futures contract does not require exchange of funds based on a price paid or received upon purchase or sale, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities or other acceptable securities as specified by the specific futures contract. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called “variation margin,” are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to market.” Gains and losses on futures contracts are therefore recognized on a daily basis.

A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate an exposure or hedge position held by the Fund. Such closing transactions involve additional commission costs.

In addition, to the extent consistent with their investment objectives and policies, the Funds may invest in currency futures contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. A Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

At the maturity of a futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin, as described below.

The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Funds’ securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund’s investment strategy.

When the Adviser believes that the currency of a particular country may suffer a significant decline against another currency, a Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions.

The Funds will claim an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, will not be subject to registration or regulation as a pool operator under that Act.

Options on Securities’ Futures Contracts. The Funds will enter into written options on securities’ futures contracts only when, in compliance with the SEC’s requirements, cash or equivalents equal in value to the securities’ value (less any applicable margin deposits) have been deposited in a segregated account of the Fund’s custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund’s total assets.

Risk of Transactions in Securities’ Futures Contracts and Related Options. Successful use of securities’ futures contracts by a Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index Futures Contracts. The Funds may enter into stock index futures contracts, debt index futures contracts or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

A Fund’s ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund’s inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of equity securities, cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund’s custodian. Collateral equal to the current market value of the index futures position will be maintained only on a daily basis.

The extent to which a Fund may enter into transactions involving index futures contracts may be limited by tax considerations.

Options on Index Futures Contracts. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

General Characteristics of Currency Futures Contracts. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin,” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund’s position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Tax Considerations. Investments in futures and options may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.

22. Foreign Investment. The Funds may invest in obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in CCP, foreign securities and Europaper. In addition, the Funds may invest in American Depositary Receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund’s investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

A Fund’s investment in non-U.S. securities may be subject to foreign withholding and other taxes. See “Additional Federal Income Tax Information” below for a discussion of the U.S. federal income tax consequences of the Funds’ foreign investments.

23. Foreign Currency Transactions. To the extent consistent with their investment objectives and strategies, the Funds may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (“transaction hedging”), and to protect the value of specific portfolio positions (“position hedging”). The Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase or sell foreign currency futures contracts (“futures contracts”). The Funds may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and may be subject to certain special tax considerations. See “Additional Federal Income Tax Information” below for a discussion of the U.S. federal income tax consequences of the Funds’ hedging transactions.

24. Transaction Hedging. When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund, generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

For transaction hedging purposes the Funds may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

25. Position Hedging. When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, a Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

At the discretion of the Adviser, the Funds may employ the currency hedging strategy known as “cross-hedging” by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging, a Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio securities are denominated by selling that currency forward into a different currency for the purpose of diversifying the Fund’s total currency exposure or gaining exposure to a foreign currency that is expected to outperform.

26. Currency Forward Contracts. To the extent consistent with their investment objectives and policies, the Funds may invest in currency forward contracts. A currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Funds’ securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund’s investment strategies. However, the Adviser believes that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of a Fund will be served.

When the Adviser believes that the currency of a particular country may suffer a significant decline against another currency, a Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions. See “Additional Federal Income Tax Information” below.

27. Index-Based Investments. Index-Based Investments, such as S&P Depository Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”) and Dow Jones DIAMONDS (“Diamonds”), are interests in a UIT that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the NYSE Amex Equities.

A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (the “Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under “Options,” involved in the writing of options on securities.

28. Medium Cap/Small Cap/Microcap/Special Equity Situation Securities. The Funds may invest in the securities of medium capitalization companies, small capitalization companies, micro capitalization companies and companies in special equity situations. The Funds consider companies to have medium capitalization if their capitalization is within the range of those companies in the Russell Mid Cap Index. The Funds consider companies to have a small market capitalization if their capitalization is within the range of those companies in the Russell 2000 Index or the S&P Small Cap 600/Citigroup Index. Companies are considered to have micro capitalization if their capitalizations are equal to or smaller than the smallest 15% of those in the S&P Small Cap 600/Citigroup Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a “special equity situation” may involve a significant change from a company’s past experiences, the uncertainties in the appraisal of the future value of the company’s equity securities and the risk of a possible decline in the value of the Funds’ investments are significant.

29. High Yield Securities. The Funds may invest in lower rated securities. Fixed-income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, HighMark Funds may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund’s NAV.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its shareholders.

30. Money Market Instruments. Each Fund may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers’ acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody’s) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS (as defined below); (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. A Fund may invest in variable or floating rate instruments, which may involve conditional or unconditional demand features and may include variable amount master demand notes.

31. Treasury Receipts. Each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include “Treasury Receipts” (“TRs”), “Treasury Investment Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”). TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

32. Illiquid Securities. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees and only if the investment would be permitted under applicable state securities laws.

33. Restricted Securities. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by the Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the “private placement” exemption from registration under Section 4(2) of the Securities Act of 1933 (whether or not such paper is a Rule 144A security).

34. Real Estate Investment Trusts. Each Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the “Code”). REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are also subject to interest rate risks. By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund. REITs are subject to the risk of default by borrowers, self-liquidation, and the possibility that the REIT may fail to qualify for the exemption from tax for distributed income under the Code.

35. Treasury Inflation Protected Securities. Treasury inflation protected securities (“TIPs”) are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPs are structured so that inflation accrues into the principal value of the bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. TIPs have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate is fixed at issuance, but over the life of the security this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. The value of TIPs and other inflation linked securities is expected to change in response to changes in real interest rates. In addition, if interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. The periodic adjustment of U.S. inflation linked securities is currently tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. There can no assurance that the CPI-U or any other inflation index will accurately measure the real rate of inflation in the prices of goods and services.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions.

Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund’s restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

Each of the Funds:

1. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

2. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

3. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

4. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

5. May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

The fundamental investment restrictions of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than their fundamental investment restrictions. Any changes in a Fund’s non-fundamental investment restrictions will be communicated to the Fund’s shareholders prior to effectiveness.

1940 Act Restrictions.

The Global Growth Equity Fund and the International Growth Equity Fund are non-diversified funds under the 1940 Act. This means the Global Growth Equity Fund and the International Growth Equity Fund can invest more than 25% of their assets in issuers in which the Funds hold individual positions that are greater than 5% of the Funds’ assets. Concentrated positions in the securities of a single issuer expose the Funds to a greater risk of loss from declines in the prices of these securities. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The

1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances. These limitations are not applicable with respect to those Funds that may sweep cash into other investment companies. The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies, except in certain specific instances set forth in the 1940 Act or the rules thereunder, or certain instances where the other investment companies have obtained an exemption from the applicable provisions of the 1940 Act (e.g. ETFs).

Additionally, the 1940 Act limits the Funds’ ability to borrow money, prohibiting the Funds from issuing senior securities, except a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. In addition, the 1940 Act permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

The Following Investment Limitations of the Global Growth Equity Fund and the International Growth Equity Fund Are Non-Fundamental Policies. Each Fund May Not:

1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

5. Even though the Funds may underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations, the Funds will not underwrite securities.

The Following Non-Fundamental Investment Policies Will Not Be Changed Without 60 Days’ Advance Notice to Shareholders:

1. Under normal circumstances, HighMark Global Growth Equity Fund will invest at least 80% of its assets in equity securities of companies located in any country throughout the world.

2. Under normal circumstances, HighMark International Growth Equity Fund will invest at least 80% of its assets in equity securities of non-U.S. companies.

Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in one of the non-fundamental policies identified in 1 and 2 immediately above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

Voting Information. As used in this SAI, a “vote of a majority of the outstanding Shares” of HighMark Funds or a particular Fund or a particular class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class are represented in person or by proxy.

PORTFOLIO TURNOVER

A Fund’s turnover rate is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares. It is currently expected that the Global Growth Equity Fund’s portfolio turnover rate will be between 15% - 50% under normal market conditions and that the International Growth Equity Fund’s portfolio turnover rate will be between 15% - 50% under normal market conditions.

DISCLOSURE OF PORTFOLIO HOLDINGS

HCM has established a policy governing the disclosure of each Fund’s portfolio holdings which is designed to protect the confidentiality of a Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Board of Trustees has reviewed this policy and will be asked to review it no less than annually, and recommend any changes that it deems appropriate. Exceptions to this policy may be authorized by HCM’s chief compliance officer or his or her designee (the “CCO”).

Neither the Adviser nor the Funds will receive any compensation or other consideration in connection with its disclosure of a Fund’s portfolio holdings.

Public Disclosure of Portfolio Holdings. Each Fund’s portfolio holdings will be disclosed in the required SEC quarterly filings.

A Fund’s portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of portfolio holdings information in a publicly available, routine filing with the SEC that is required to include the information; or (b) at such additional times and on such additional basis as determined by the SEC or its staff.

Notwithstanding the foregoing, a Fund may disclose information relating to specific portfolio holdings from time to time on HighMark Funds’ website if such disclosure is approved in advance by the CCO, even though the Fund’s prospectus does not specifically describe such disclosure. A Fund will consider such information publicly disclosed after the information is available on HighMark Funds’ website or at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings. A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings information to third parties may be made only if the CCO determines that such disclosure is allowed under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings information may, at the discretion of the CCO, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to the Adviser and its affiliates.

The Funds periodically disclose portfolio information on a confidential basis to the Board of Trustees and to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to HCM and its affiliates, these service providers include the Funds’ custodian (Union Bank, N.A.), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), the Funds’ tax reporting agents (KPMG – Taiwan, PriceWaterhouseCoopers – India), legal counsel, financial printer (RR Donnelley, Inc., Bowne/GCom2 Solutions, Inc. and Issuer Direct) and accounting agent and Sub-Administrator (BNY Mellon Investment Servicing (US) Inc. (formerly known as PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon Investment Servicing”), and the Funds’ proxy voting service providers, currently RiskMetrics Group ISS Governance Services and Glass Lewis & Co. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

The Funds also periodically provide information about their portfolio holdings to rating and ranking organizations. Currently the Funds provide such information to Moody’s and S&P’s, in connection with those firms’ research on and classification of the Funds and in order to gather information about how the Funds’ attributes (such as volatility, turnover and expenses) compare with those of peer funds. The Funds may also provide portfolio holdings information to consulting companies. Currently, the Funds provide such information to consulting companies including (but not limited to) the following: Callan Associates, Wilshire Associates, Mercer Investment Consulting and eVestment Alliance. These rating and ranking organizations and consulting companies are required to keep each Fund’s portfolio information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

In all instances, the CCO will make a determination that a Fund has a legitimate business purpose for such advance disclosure, and that the recipient(s) are subject to an independent obligation not to disclose or trade on the non-public portfolio holdings information. There can be no assurance, however, that a Fund’s policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.

General Considerations and Board Oversight. The CCO will only approve the disclosure of a Fund’s portfolio securities if the CCO determines that such disclosure is in the best interests of the Fund’s shareholders or that no potential conflict of interest exists or could arise from such disclosure. When assessing potential conflicts of interest, the CCO will consider, among other factors, potential conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, principal underwriter, or any affiliated person of a Fund, the Adviser or its principal underwriter, on the other.

As noted above, the Board of Trustees reviews the Funds’ policies and procedures relating to the disclosure of portfolio holdings on an annual basis. In addition, the CCO will report to the Audit Committee of the Board of Trustees on a quarterly basis any public or non-public disclosure of portfolio holdings that significantly deviates from a Fund’s usual scope, form and/or frequency of disclosure.

VALUATION

As disclosed in the Prospectuses, the NAV per share of each Fund for purposes of pricing purchase and redemption orders is determined by the Sub-Administrator as of the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time), on days on which the NYSE is open for business.

Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Debt and fixed income investments may be priced by the independent, third-party pricing agents approved by the Board of Trustees. These third-party pricing agents may employ various methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other techniques that generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to HighMark Funds’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value.

If an equity or fixed income security price cannot be obtained from an independent third party pricing agent as described above, the Sub-Administrator will contact the Administrator for up to two possible independent brokers to utilize as quote sources, if available. To ensure independence, the Sub-Administrator will contact these brokers directly in order to obtain quotations in writing for each day a price is needed. If the Sub-Administrator is able to obtain two quotes, the average of the two quotes will be utilized. If the Sub-Administrator is able to obtain only one quote by 3:00 p.m. Eastern Time the Sub-Administrator will utilize the single quote for that day.

The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Sub-Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by HighMark Funds for this conversion are captured as of the NYSE close each day. In markets where foreign ownership of local shares is limited, foreign investors invest in local shares by holding “foreign registered shares.” If the limit of permitted foreign ownership is exceeded, foreign registered shares’ trading activity may be restricted resulting in a stale price. When there is no price on the valuation date for foreign registered shares or if the price obtained is determined to be stale, the foreign registered shares will be valued by reference to the price of the corresponding local shares.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Equity and index options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Foreign currency forward contacts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Rights and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, the rights will be valued at the security’s current price minus the rights’ strike price. If the security’s current price is lower than the rights’ strike price, the rights will be priced at zero value.

If the value for a security cannot be determined using the methodologies described above, the security’s value will be determined using the Fair Value Procedures established by the Board of Trustees. The Fair Value Procedures will be implemented by a Fair Value Committee (the “Committee”) designated by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which HighMark Funds calculates the relevant Fund’s NAV. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates a Fund’s NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that HighMark Funds calculates the Fund’s NAV. A Significant Event may relate to a single issuer or to an entire market sector.

If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates the relevant Fund’s NAV, it shall immediately notify the Sub-Administrator and request that a Committee meeting be called.

HighMark Funds uses a third party fair valuation vendor (the “Vendor”) for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold (“trigger threshold”) that has been established by the Committee. The Committee also establishes a “confidence interval” – representing the correlation between the price of a specific foreign security and movements in the U.S. market – before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable “confidence interval” using the fair values provided by the Vendor.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases and redemptions of Shares of the Funds may be made on days on which the NYSE is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.

Although HighMark Funds’ policy is normally to pay redemptions in cash, HighMark Funds reserves the right to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds’ net assets.

HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the applicable Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when HighMark Funds Distributors, Inc. or the Adviser determines that it is not in the best interest of HighMark Funds and/or its shareholders to accept such order.

If a Fund holds portfolio securities listed on foreign exchanges that trade on Saturdays or other customary United States national business holidays, the portfolio securities will trade and the net assets of the Fund’s redeemable securities may be significantly affected on days when the investor has no access to the Fund.

Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

Purchases Through Financial Institutions

Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons (“Customers”) through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution’s procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

Depending upon the terms of a particular Customer account, a financial institution may charge Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including participating organizations and Union Bank, N.A. and its affiliates), may charge customers a fee with respect to exchanges made on the customer’s behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

The Funds participate in fund “supermarket” arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem Shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after acceptance by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund Shares.

Sales Charges

Front-End Sales Charges. The commissions shown in the Prospectuses and below apply to sales through authorized dealers and brokers. Under certain circumstances, HCM may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, HCM may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of a Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to attend due diligence meetings to increase their knowledge of HighMark Funds. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be “underwriters” under the Securities Act of 1933. Commission rates may vary among the Funds.

CLASS A SHARES

Amount of Purchase	Sales Charge as Percentage of Offering Price	Sales Charge as Appropriate Percentage of Net Amount Invested	Commission as Percentage of Offering Price
0 – $49,999	5.50%	5.82%	4.95%
$50,000 – $99,999	4.50%	4.71%	4.05%
$100,000 – $249,999	3.75%	3.90%	3.38%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.80%
$1,000,000 and Over*	0.00%	0.00%	0.00%

*	A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

Contingent Deferred Sales Charges (“CDSC”). In determining whether a particular redemption is subject to a contingent deferred sales charge, calculations consider the number of Shares a shareholder is selling, not the value of the shareholder’s account. To keep the CDSC as low as possible, each time a shareholder asks to sell Shares, the Funds will first sell any Shares in the shareholder’s account that carry no CDSC. If there are not enough of these Shares to meet the shareholder’s request, the Funds will then sell those Shares that have the lowest CDSC next. This method should result in the lowest possible sales charge.

Sales Charge Reductions and Waivers

In calculating the sales charge rates applicable to current purchases of a Fund’s Class A Shares, a “single purchaser” is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of series of HighMark Funds, including the Funds (the “Eligible Funds”), which are sold subject to a comparable sales charge.

The term “single purchaser” refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Code, including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask HighMark Funds for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. A Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

Letter of Intent. By initially investing at least $1,000 and submitting a Letter of Intent (the “Letter”) to HighMark Funds, a “single purchaser” may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. To receive credit for such purchases and later purchases benefiting from the Letter, the shareholder must notify HighMark Funds at the time the Letter is submitted, and, at the time of later purchases, notify HighMark Funds that such purchases are applicable under the Letter.

Rights of Accumulation. In calculating the sales charge rates applicable to current purchases of Class A Shares, a “single purchaser” is entitled to cumulate current purchases with the current market value of previously purchased Class A and Class C Shares of the Funds.

To exercise your right of accumulation based upon Shares you already own, you must ask HighMark Funds for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

Reductions for Qualified Groups. Reductions in sales charges also apply to purchases by individual members of a “qualified group.” The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a “company,” as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the “related parties” of such company. For purposes of this paragraph, a “related party” of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

CDSC Waivers. The contingent deferred sales charge is waived on redemption of Shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

The contingent deferred sales charge is waived on redemption of Class C Shares, where such redemptions are in connection with withdrawals from a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code, Section 403(b) of the Code, or eligible government retirement plan including a 457 plan, even if more than one beneficiary or participant is involved.

Additional Federal Income Tax Information

General . The following discussion of U.S. federal income tax consequences of investment in a Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in a Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of federal, state, local and non-U.S. tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisers to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Qualification as a Regulated Investment Company. Each Fund has elected and intends to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible (i) to be treated as “qualified dividend income” in the case of shareholders taxed as individuals (see discussion below) and (ii) for the dividends received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s Shares. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Distributions. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net realized capital gain. Investment company taxable income (which is retained by a Fund) will be subject to fund-level tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend (defined below) purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 of such year (or later if the Fund is permitted to so elect and so elects) and any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Distributions of taxable income or capital gains are taxable to Fund shareholders in the same manner whether received in cash or in additional Fund Shares through automatic reinvestment. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment in that Fund (and thus were likely included in the price the shareholder paid).

Dividends and distributions on a Fund’s Shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s NAV reflects either gains that are unrealized, or income or gains that are realized but not yet distributed. Such realized income or gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in its Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s tax basis in its Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.

For federal income tax purposes, distributions of any net investment income (other than qualified dividend income, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gain are determined by how long the Fund owned the investments that generated the capital gain, rather than how long a shareholder has owned his or her Shares. Distributions of each Fund’s net capital gain (i.e., the excess of a Fund’s net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, are taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Distributions of net short-term capital gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income to the extent they exceed the Fund’s net long-term capital losses (if any).

For tax years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s Shares. If the aggregate qualified dividends received by a Fund during a taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, “gross income” includes a Fund’s gain on dispositions of stock and securities only to the extent net short-term capital gain exceeds net long-term capital loss.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend

(1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of a Fund or (2) by application of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Original Issue Discount (“OID”), Payment-in-Kind Securities, Market Discount and Acquisition Discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation over the purchase price of such obligation (or in the case of an obligation issued with OID, its “revised issue price”). Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the discount accrues (as ordinary income) ratably in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. Either election will affect the character and timing of recognition of income by a Fund.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). The Fund will be required to include the OID or acquisition discount in income (as ordinary income) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The OID or acquisition discount accrues ratably in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. If a Fund elects the constant interest rate method, the character and timing of recognition of income by the Fund will differ from what they would have been under the default pro rata method.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary, including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Issuer Deductibility of Interest. A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

Higher-Risk Securities. A Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Derivatives and Hedging Transactions. A Fund’s transactions in derivative instruments (e.g., options, futures contracts, forward contracts, swap agreements, straddles, and foreign currencies), as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. In addition, the tax treatment of certain derivative investments may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If there are differences between a Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), any distribution of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Certain Investments in REITs. A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a U.S. federal income tax return, to file such a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisers concerning the consequences of investing in a Fund.

Sale or Redemption of Fund Shares. Shareholders who sell, exchange or redeem Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. In general, any gain or loss realized upon a taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have been held for 12 months or less. Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, all or a portion of any loss realized on a taxable disposition of Fund Shares will be disallowed to the extent that a Fund shareholder replaces the disposed of Fund Shares with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, the Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions. Income received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. If at the end of a Fund’s fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by the Fund on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund’s shareholders in connection with the Fund’s dividends received by them. Under normal circumstances, the HighMark International Growth Equity Fund expects to be eligible to make the election and it is possible that the HighMark Global Growth Equity Fund will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders should consult their tax advisers for further information with respect to the foregoing, including further information relating to foreign tax credits and deductions, which are subject to certain restrictions and limitations (including holding period requirements applied at both the Fund and shareholder level).

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. A Fund’s foreign currency transactions may accelerate or increase the amount of ordinary income recognized by shareholders. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years..

Passive Foreign Investment Companies. Equity investment by a Fund in certain “passive foreign investment companies” (“PFICs”) could subject a Fund to a U.S. federal income tax or other charge on distributions received from such a company or on the proceeds from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders; however, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund may alternatively make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. Such elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A PFIC is generally defined as any foreign corporation: (i) that has an passive income equal to 75% or more of gross income for the taxable year, or (ii) that has an average amount of assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income equal to at least 50% of total assets. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Back-up Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The back-up withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts and Other Foreign Financial Assets. Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

Other Reporting and Withholding Requirements. New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of Shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described below (e.g., Capital Gain Dividends), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund. Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss on disposition of Fund Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Special Considerations for Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of the Fund beginning before January 1, 2010, a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that had inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions were properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests, as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly designated by the Fund (“short-term capital gain dividends”). For such taxable years, a Fund was permitted to make designations of interest-related and/or short-term capital gain dividends with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. It is currently unclear whether Congress will extend the exemption from withholding for interest-

related dividends and short-term capital gain dividends for dividends with respect to taxable years of a Fund beginning on or after January 1, 2010 and what the terms of any such extension would be.

A beneficial holder of Shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct by the shareholder of a trade or business in the United States, (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend (provided certain other conditions are met), or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of Shares of the Fund or to the Capital Gain Dividend it received (as described below).

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the redemption of Shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed in the next paragraph will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies.

In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), any distributions by the Fund (including, in certain cases, distributions made by the Fund in redemption of its Shares) that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. On and after January 1, 2010,the “look-through” USRPI treatment for distributions by the Fund described in (b) above applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT. It is currently unclear whether Congress will enact legislation extending the “look-through” to distributions received by the Fund from a lower-tier RIC or what the terms of such legislation would be. If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of the Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund Shares.

In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must typically file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the sale. A similar withholding obligation may apply to return of capital distributions by a Fund that is a USRPHC or former USRPHC to a greater-than-5% foreign shareholder, even if all or a portion of such distribution would be treated as a return of capital to the foreign shareholder. Prior to January 1, 2010, such withholding was generally not required with respect to amounts paid in distributions or redemption of Shares of a Fund if the Fund was a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in underlying regulated investment companies that were domestically controlled USRPHCs. It is currently unclear whether Congress will extend this exemption from withholding for redemptions or distributions made on or after January 1, 2010, and what the terms of any such extension would be. Unless such legislation is enacted, beginning on January 1, 2010, such withholding is required, without regard to whether the Fund or any underlying regulated investment company in which it invests is domestically controlled. Foreign shareholders should consult their tax advisers concerning the application of these rules to their investment in the Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign person must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

A beneficial holder of Shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

MANAGEMENT OF HIGHMARK FUNDS

Trustees and Officers

Information pertaining to the trustees and officers of HighMark Funds is set forth below. The members of the Board of Trustees are elected by HighMark Funds’ shareholders and have overall responsibility for the management of the Funds. The Board of Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations. Trustees who are not deemed to be “interested persons” of HighMark Funds as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of HighMark Funds are referred to as “Interested Board Members.” Currently, HighMark Funds has seven Independent Trustees and one Interested Board Member. The Board of Trustees met seven times during the last fiscal year.

Leadership Structure and Risk Oversight. The current Chairman of the Board of Trustees, David E. Benkert, is an Independent Trustee. A portion of each regular meeting of the Board of Trustees is devoted to an executive session of the Independent Trustees at which no members of management are present. At those meetings, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board of Trustees, including fund governance and leadership issues, and are advised by independent legal counsel.

As described below, the Board of Trustees conducts much of its work through certain standing committees, each of which is chaired by an Independent Trustee. The Board of Trustees has not established a formal risk oversight committee. However, much of the regular work of the Board of Trustees and its standing Committees addresses aspects of risk oversight.

There are two standing committees of the Board of Trustees, an Audit Committee and a Governance Committee. The Audit Committee has as its primary purpose and function oversight responsibility for the integrity of the Trust’s financial reporting and compliance processes, and for the adequacy of the Trust’s overall system of internal controls. The members of the Audit Committee are Evelyn S. Dilsaver (Chair), David A. Goldfarb, Robert M. Whitler, Mindy M. Posoff and David E. Benkert (Ex Officio). The Audit Committee met four times during the Trust’s last fiscal year.

The Governance Committee has as its primary purposes and functions responsibility for the nomination of persons to serve as members of the Board of Trustees and responsibility to review periodically, and make recommendations to the Board of Trustees regarding, certain matters relating to the operation of the Board of Trustees and its committees. The members of the Governance Committee are Michael L. Noel (Chair), Thomas L. Braje, Earle A. Malm II and David E. Benkert (Ex Officio). The Governance Committee met four times during the Trust’s last fiscal year.

In the event a vacancy exists on the Board of Trustees, or a vacancy is anticipated, the Governance Committee shall consider whether it is in the best interests of the Trust and its shareholders to nominate an Independent Trustee or an Interested Trustee to fill the vacancy. The Governance Committee may consider candidates recommended by members of the Governance Committee, other Independent Trustees, or Interested Trustees. The Governance Committee also may consider candidates recommended by a search firm engaged by the Governance Committee, if the Governance Committee chooses to engage a search firm. If the Governance

Committee determines that it is in the best interests of the Trust and its shareholders to nominate a person who is an Independent Trustee, the selection and nomination of candidates for that position is committed to the discretion of the Independent Trustees.

The Governance Committee does not currently have a policy or procedures in place for the consideration of nominees recommended by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Governance Committee would evaluate that candidate.

The Funds have retained HCM as the Funds’ investment adviser and administrator. HCM is responsible for the day-to-day administration of the Funds and the day-to-day management of the investment activities of the FundsThe Board of Trustees provides oversight of the services provided by HCM, including the risk management and oversight services provided by HCM. In the course of providing that oversight, the Board of Trustees receives a wide range of reports on the Funds’ activities from HCM, including reports regarding each Fund’s investment performance, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board of Trustees also meets periodically with the Funds’ Chief Compliance Officer to receive reports regarding the compliance of each Fund with the federal securities laws and the Funds’ internal compliance policies and procedures. The Board of Trustees also meets with the Funds’ Chief Compliance Officer annually to review the Chief Compliance Officer’s annual report, including the Chief Compliance Officer’s risk-based analysis for the Funds. The Board of Trustees also meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment performance and risks.

The Board of Trustees periodically reviews its leadership structure, including the role of the Chairman. The Board of Trustees periodically rotates committee memberships and committee chairs. The Board of Trustees completes an annual self-assessment during which it reviews its leadership and committee structure and considers whether its structure remains appropriate in light of the Funds’ current operations. The Board of Trustees believes that its leadership structure is appropriate given its specific characteristics.

Qualifications of Trustees

The following provides an overview of the considerations that led the Board of Trustees to conclude that each individual serving as a Trustee of the Funds should so serve. The current members of the Board of Trustees have joined the Board of Trustees at different points in time since 1987. Generally, no one factor was decisive in the original selection of an individual to join the Board of Trustees or the selection of an individual to be nominated to join the Board of Trustees. Among the factors the Board of Trustees considered when concluding that an individual should serve (or be nominated to serve) on the Board of Trustees were the following: (i) the individual’s business and professional experience and accomplishments, including, in some instances, prior experience in the financial services and investment management fields or on other boards; (ii) the individual’s ability to work effectively with the other members of the Board of Trustees; and (iii) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, experience and attributes on the Board of Trustees.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Funds, were a significant factor in the determination that the individual should serve as a Trustee of the Funds or be nominated to serve as a Trustee of the Funds. Each current Trustee’s recent prior professional experience is summarized in the table below.

Name, Address,[1] and Age	Position(s) Held with HighMark Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in HighMark Funds Complex Overseen by Board Member[3]	Other Directorships Held by Board Member During the Past Five Years[4]
INDEPENDENT TRUSTEES
DAVID BENKERT Age: 53	Trustee, Chairman	Since 03/04	From April 1, 1992 to present, Director, Navigant Consulting, Inc. (financial consulting).	31	None

THOMAS L. BRAJE Age: 67	Trustee	Since 06/87	Prior to retirement in October 1996, Vice President and Chief Financial Officer of Bio Rad Laboratories, Inc.	31	None

EVELYN DILSAVER Age: 55	Trustee, Audit Committee Chairman	Since 01/08	Since January 2010, Member, Board of Directors of Tempur-Pedic International Inc. (mattress manufacturer). Since November 2009, Member, Board of Directors of Blue Shield of California (health insurance).	31	Longs Drug Corporation (LDG)[5] ; Aeropostale, Inc. (ARO); Tamalpais Bancorp

Name, Address,[1] and Age	Position(s) Held with HighMark Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in HighMark Funds Complex Overseen by Board Member[3]	Other Directorships Held by Board Member During the Past Five Years[4]
			Formerly, Executive Vice President for The Charles Schwab Corporation, and President and Chief Executive Officer of Charles Schwab Investment Management, Inc. Prior to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab Investment Management, Inc. Prior to July 2003, Executive Vice President - Chief Financial Officer and Chief Administrative Officer for U.S. Trust Company, then a subsidiary of The Charles Schwab Corporation.		(TAMB); Tempur- Pedic International Inc. (TPX)

DAVID A. GOLDFARB Age: 68	Trustee	Since 06/87	Since January 2010, owner of David A. Goldfarb, CPA. From 1987 to 2009, Partner, Goldfarb & Simens, Certified Public Accountants.	31	None

Name, Address,[1] and Age	Position(s) Held with HighMark Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in HighMark Funds Complex Overseen by Board Member[3]	Other Directorships Held by Board Member During the Past Five Years[4]
MICHAEL L. NOEL Age: 69	Trustee, Vice Chairman, Governance Committee Chairman	Since 12/98	President, Noel Consulting Company since 1998. Member, Saber Partners (financial advisory firm) since 2002. Member, Board of Directors, Avista Corp. (utility company), since January 2004. Member, Board of Directors, SCAN Health Plan, since 1997. From April 1997 to December 1998, Member of HighMark Funds Advisory Board.	31	Avista Corp. (AVA)

MINDY M. POSOFF Age: 54	Trustee	Since 10/10	Managing Director, Traversent Capital Partners (financial consulting) since January 2010. From January 2003 to December 2009, Managing Director, NewMarket Capital Partners, LLC (asset management).	31	None

ROBERT M. WHITLER[6] Age: 72	Trustee	Since 12/98	From April 1997 to December 1998, Member of HighMark Funds Advisory Board. Prior to retirement in 1996, Executive Vice President and Chief Trust Officer of Union Bank, N.A. (formerly, Union Bank of California, N.A.).	31	None
INTERESTED BOARD MEMBER AND OFFICERS
EARLE A. MALM II* 350 California Street San Francisco, CA 94104 Age: 61	Trustee; President	Since 12/05 (President) Since 01/08 (Trustee)	President, Chief Executive Officer and Director of HCM since October 2002. Chairman of the Board of HCM since February 2005.	31	N/A

COLLEEN CUMMINGS 4400 Computer Drive Westborough, MA 01581 Age: 39	Assistant Treasurer	Since 06/10	Vice President and Director, Client Services Administration, BNY Mellon Investment Servicing (US) Inc., since June 2004.	N/A	N/A

Name, Address,[1] and Age	Position(s) Held with HighMark Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in HighMark Funds Complex Overseen by Board Member[3]	Other Directorships Held by Board Member During the Past Five Years[4]
PAMELA O’DONNELL 350 California Street San Francisco, CA 94104 Age: 46	Treasurer, Vice President and Chief Financial Officer	Since 12/05 (Treasurer) Since 03/09 (Vice President) Since 06/10 (Chief Financial Officer)	Vice President and Director of Mutual Fund Administration of HCM since 2005. Vice President of Operations and Client Service of HCM from 2003 to 2005.	N/A	N/A

CATHERINE M. VACCA 350 California Street San Francisco, CA 94104 Age: 53	Chief Compliance Officer	Since 09/04	Senior Vice President and Chief Compliance Officer of HCM since July 2004.	N/A	N/A

KEVIN ROWELL 350 California Street San Francisco, CA 94104 Age: 50	Vice President and Assistant Secretary	Since 09/10	Senior Vice President and Managing Director of HCM since June 2010. From 2008 to 2010, President, Hennessy Funds. From 2006 to 2007, Executive Vice President, head of U.S. Distribution, Pioneer Investments. From 2004 to 2005, Executive Vice President, Charles Schwab, Inc.	N/A	N/A

HELEN ROBICHAUD 99 High Street, 27th Floor Boston, MA 02110 Age: 58	Secretary	Since 03/10	Vice President and Counsel, BNY Mellon Investment Servicing (US) Inc. since January 2010. Director of Fund Regulatory Services of J.P. Morgan from June 2008 to December 2009. Associate General Counsel of J.P. Morgan from August 1995 to June 2008.	N/A	N/A

Name, Address,[1] and Age	Position(s) Hebld with HighMark Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in HighMark Funds Complex Overseen by Board Member[3]	Other Directorships Held by Board Member During the Past Five Years[4]
JULIE M. POWERS 99 High Street, 27th Floor Boston, MA 02110 Age: 41	Assistant Secretary	Since 12/10	Assistant Vice President and Senior Manager of BNY Mellon Investment Servicing (US) Inc. since August 2005.	N/A	N/A

[1]	Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, Suite 1600, San Francisco, CA 94104.
[2]

Each Trustee shall hold office during the lifetime of the Trust until he or she dies, resigns, retires or is removed or, if sooner, until the next meeting of shareholders following his election or appointment as Trustee at which Trustees are elected and until his successor shall have been elected and qualified in accordance with the Trust’s Declaration of Trust.

[3]	The “HighMark Funds Complex” consists of all registered investment companies for which HCM serves as investment adviser.
[4]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
[5]	Ms. Dilsaver ceased being a director of Longs Drug Corporation in connection with the acquisition of the company by CVS Caremark in 2008.
[6]	Mr. Whitler is expected to retire on December 31, 2010.
*	Earle Malm is an “interested person” of the Trust under the 1940 Act by virtue of his position with HCM.

In certain cases, additional considerations contributed to the Board’s conclusion that an individual should serve on the Board. For example, the Board considered the following in concluding that the individual should serve as a Trustee: Mr. Noel’s and Ms. Dilsaver’s experience serving as directors of other companies; Messrs. Benkert’s, Braje’s and Noel’s experience as executives of other companies; Ms. Dilsaver’s experience as an executive of another investment company; Mr. Goldfarb’s accounting experience; Mr. Whitler’s experience as an executive at Union Bank, N.A.; and Mr. Malm’s experience as an executive of the Funds and director of HCM.

The foregoing description of the qualifications, attributes and skills of the Trustees is furnished in response to requirements imposed by the SEC and is not intended to impose any greater or additional responsibility or obligation on, or change any standard of care applicable to, any such person or the Board as a whole.

The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as HighMark Funds as of October 28, 2010.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
David Benkert	None	$10,001-$50,000
Thomas L. Braje	None	>$100,000
Evelyn Dilsaver	None	None
David A. Goldfarb	None	>$100,000[1]
Earle A. Malm II	None	>$100,000
Michael L. Noel	None	$1-$10,000[1]
Mindy M. Posoff		None
Robert M. Whitler	None	$10,001-$50,000[1]

[1]

Separate from the amounts disclosed in the table, pursuant to the deferred payment arrangements described below, as of October 28, 2010, the market value of fees deferred by Mr. Goldfarb, which track the performance of HighMark Bond Fund, HighMark International Opportunities Fund and HighMark Growth & Income Allocation Fund totaled approximately $104,000; the market value of fees deferred by Mr. Noel, which track the performance of HighMark Short Term Bond Fund, HighMark Bond Fund, HighMark Growth & Income Allocation Fund and HighMark International Opportunities Fund, totaled approximately $133,000 and the market value of fees deferred by Mr. Whitler, which track the performance of HighMark Capital Growth Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Diversified Equity Allocation Fund and HighMark Income Plus Allocation Fund totaled approximately $206,000.

As of October 28, 2010, to the Trust’s knowledge, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser, sub adviser or principal underwriter of HighMark Funds, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser, sub-adviser or principal underwriter of HighMark Funds. Mr. Goldfarb’s sole proprietorship has an unsecured line of credit with Union Bank, N.A. (“UB”), the parent company of the Funds’ investment adviser, HCM, with a limit of $150,000 and an interest rate of 2% over the prime rate. As of October 28, 2010, the amount outstanding was approximately $100,000. The largest amount outstanding at any time during the two most recently completed calendar years was approximately $129,000. Until January 2010, Mr. Goldfarb had an unsecured line of credit with UB with a limit of $100,000 and an interest rate of 1% over the prime rate. The largest amount outstanding at any time during the two most recently completed calendar years was approximately $70,000. Goldfarb & Simens, an accounting firm of which Mr. Goldfarb was a partner, had an unsecured line of credit with UB with a limit of $600,000 and an interest rate of 1% over the prime rate until it was repaid and terminated in December 2009. The line of credit was obtained in 1987 and the largest amount outstanding during the two most recently completed calendar years was $575,000. Mr. Whitler is paid an annual stipend from a deferred compensation plan that he elected to participate in while an employee of UB prior to his retirement in 1996. As of December 31, 2009, the amount outstanding in the deferred compensation account was $104,592.56. Mr. Whitler received payments from the deferred compensation account totaling approximately $61,381 and $73,790 for the years ended December 31, 2009 and 2008, respectively. Mr. Whitler expects to receive payments from the account of approximately $60,500 for 2010 and $45,400 for 2011.

The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of HCM, BNY Mellon Investment Servicing and/or HighMark Funds Distributors, Inc. (the “Distributor”) other than the Funds’ Chief Compliance Officer, receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. HCM, BNY Mellon Investment Servicing and the Distributor receive administration, sub-administration, shareholder servicing and/or distribution fees directly or indirectly from each of the Funds. See “Administrator and Sub-Administrator” and “Distributor” below.

The following table lists the officers of HighMark Funds who hold positions with affiliated persons or the principal underwriter of HighMark Funds:

Name	Position Held with Affiliated Person or Principal Underwriter
Colleen Cummings	BNY Mellon Investment Servicing (US) Inc., Vice President and Director, Client Services Administration
Earle A. Malm II	HCM, Member of the Board of Directors, Chairman of the Board, President and Chief Executive Officer
Pamela O’Donnell	HCM, Vice President and Director of Mutual Funds Administration
Julie M. Powers	BNY Mellon Investment Servicing (US) Inc., Assistant Vice President and Senior Manager
Helen Robichaud	BNY Mellon Investment Servicing (US) Inc., Vice President and Counsel
Kevin Rowell	HCM, Senior Vice President and Managing Director
Catherine Vacca	HCM, Senior Vice President and Chief Compliance Officer

During the fiscal year ended July 31, 2010, aggregate fees paid (or deferred in lieu of current payment) to the Independent Trustees for their services as Trustees totaled $429,800. Earle Malm, as an Interested Board Member, is not paid compensation by HighMark Funds. The following table sets forth information concerning amounts paid and retirement benefits accrued during the fiscal year ended July 31, 2010:

Name and Position	Aggregate Compensation from HighMark Funds[1]		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustee or Officer
David Benkert, Trustee	$82,250		None	None	$82,250
Thomas L. Braje, Trustee	$67,000		None	None	$67,000
Evelyn Dilsaver, Trustee	$73,000		None	None	$73,000
David A. Goldfarb, Trustee	$69,250		None	None	$69,250
Michael L. Noel, Trustee	$70,500		None	None	$70,500
Mindy M. Posoff[2]	—		—	—	—
Robert M. Whitler, Trustee	$67,800		None	None	$67,800
Catherine Vacca, Chief Compliance Officer	$195,000	[3]	None	None	$195,000	[3]

[1]

David A. Goldfarb, Michael L. Noel and Robert M. Whitler deferred receipt of $12,000, $35,000 and $41,000, respectively, of such compensation pursuant to fee deferral arrangements. HighMark Funds provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from HighMark Funds may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in one or more of the Funds on the normal payment date for such fees. For a summary of the Funds chosen by the Trustees electing to defer payment, please see the first footnote to the table above describing the dollar range of equity securities in the Funds owned by each Trustee.

[2]	Mindy M. Posoff was elected as a Trustee on October 8, 2010.
[3]	Reflects only the portion of Ms. Vacca’s compensation and benefits reimbursed by HighMark Funds to HCM.

Codes of Ethics

HighMark Funds, HCM and the Distributor have each adopted a code of ethics (“Codes of Ethics”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes of Ethics permit personnel covered by the Codes of Ethics to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

Investment Adviser

Investment advisory and management services are provided to each of the Funds by HCM, pursuant to an investment advisory agreement between HCM and HighMark Funds dated September 1, 1998, as amended from time to time (the “Investment Advisory Agreement”). HCM is a wholly-owned subsidiary of Union Bank, N.A. Union Bank, N.A. is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ Ltd., which is a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc. (“MUFJ”). Union Bank, N.A. and UnionBanCal Corporation have their principal business offices at 400 California Street, San Francisco, California 94104. The Bank of Tokyo-Mitsubishi UFJ, Ltd. has its principal business offices at 7-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-8388, Japan, and Mitsubishi UFJ has its principal business offices at 7-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-8330, Japan. HCM is a California corporation registered under the Investment Advisers Act of 1940. UB serves as custodian for each of the Funds. See “Transfer Agent, Custodian and Fund Accounting Services” below. HCM also serves as administrator to each of the Funds. See “Administrator and Sub-Administrator” below.

Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under “INVESTMENT RESTRICTIONS—Voting Information”), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund or by HCM. The Investment Advisory Agreement terminates automatically in the event of any assignment thereof, as defined in the 1940 Act.

HCM may from time to time agree to voluntarily reduce its advisory fee. While there can be no assurance that HCM will choose to make such an agreement, any voluntary reductions in HCM’s advisory fee would lower the Fund’s expenses, and thus increase the Fund’s yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreement provides that HCM will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with HCM’s services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of HCM in the performance of its duties, or from reckless disregard by HCM of its duties and obligations thereunder.

For the services provided and expenses assumed by HCM pursuant to the Investment Advisory Agreement, HCM is entitled to receive fees from each Fund as described in the Prospectus. The Funds will commence operations after the date of this SAI; therefore, as of the date hereof, HCM has not received any fees from the Funds.

Portfolio Manager

Other Accounts Managed by the Portfolio Manager

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that each Fund’s portfolio managers managed as of July 31, 2010 (except as noted) as provided by HCM.

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets (in thousands)	Number of accounts	Assets (in thousands)	Number of accounts	Assets (in thousands)
David J. Goerz III (1)	6	$189,403	0	$0	9	$752
David J. Goerz III (2)	6	$154,435	0	$0	9	$752
David J. Goerz III (3)	6	$197,860	0	$0	9	$752
David J. Goerz III (4)	6	$170,326	0	$0	9	$752
David J. Goerz III (5)	6	$173,715	0	$0	9	$752
David J. Goerz III (6)	6	$206,068	0	$0	9	$752
David J. Goerz III (7)	6	$189,661	0	$0	9	$752

(1)	“Other SEC-registered open-end and closed-end funds” represents funds other than HighMark Balanced Fund.

(2)	“Other SEC-registered open-end and closed-end funds” represents funds other than HighMark Core Equity Fund.

(3)	“Other SEC-registered open-end and closed-end funds” represents funds other than HighMark Income Plus Allocation Fund.

(4)	“Other SEC-registered open-end and closed-end funds” represents funds other than HighMark Growth & Income Allocation Fund.

(5)	“Other SEC-registered open-end and closed-end funds” represents funds other than HighMark Capital Growth Allocation Fund.

(6)	“Other SEC-registered open-end and closed-end funds” represents funds other than HighMark Diversified Equity Allocation Fund.

(7)	“Other SEC-registered open-end and closed-end funds” represents funds other than HighMark Small Cap Advantage Fund.

Accounts and Assets for which Advisory Fee is Based on Performance

None. The other accounts listed above do not charge a performance fee.

Compensation

The portfolio manager’s compensation is paid by HCM. HCM has provided HighMark Funds with a description of how a portfolio manager’s compensation is determined.

HighMark Capital Management, Inc.

The portfolio manager for each Fund receives a salary from the Adviser and participates in the Adviser’s incentive compensation plan, which is an annual plan that pays a cash bonus. The portfolio managers are also eligible to participate in the Adviser’s long-term incentive compensation plan. A portfolio manager’s bonus is generally a percentage of his or her salary and is based on (1) an evaluation of the manager’s investment performance, (2) achievement of budgeted financial goals and (3) meeting of business objectives determined by a portfolio manager’s direct supervisor. In evaluating investment performance, the Adviser generally considers the one-, two- and three-year (or shorter period if applicable) performance of mutual funds and other accounts under a portfolio manager’s oversight relative, solely or in part, to the peer groups and/or market indices noted below. To encourage exchange of information and support, a part of a portfolio manager’s investment performance evaluation is also based on the performance of other HighMark Funds or other accounts that the portfolio manager does not manage. A portfolio manager may also be compensated for providing securities/quantitative analysis for certain HighMark Funds, where applicable.

Portfolio Manager	Peer Group

David J. Goerz III	Morningstar World Stock Category and MSCI ACWI Index (with respect to HighMark Global Growth Equity Fund); and Morningstar Foreign Blend and MSCI EAFE (with respect to HighMark International Growth Equity Fund).

Ownership of Fund Shares

As of the date of this SAI, the Funds have not yet commenced investment operations; therefore, the portfolio manager does not have a beneficial interest in the Funds’ Shares as of such date.

Potential Conflicts of Interest in Managing Multiple Accounts

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Adviser believes are faced by investment professionals at most major financial firms. HCM and the Board of Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The trading of other accounts could be used to benefit higher-fee accounts (front- running).

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, HCM’s trading desk, as applicable, may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

“Cross trades,” in which one Adviser account, as applicable, sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Adviser and the Board of Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Adviser-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.

The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Adviser or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

A Fund’s portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel of the Adviser, including a Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by HCM and HighMark Funds that contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

Portfolio Transactions

Pursuant to the Investment Advisory Agreement, HCM determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Funds will generally involve the payment of a brokerage fee. While the Adviser generally seeks competitive spreads or commissions on behalf of each of the Funds, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokerage will at times be allocated to firms, including affiliated brokers such as Morgan Stanley & Co., that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

To the extent permitted by applicable rules and regulations, as mentioned above, the Adviser may execute portfolio transactions through, and pay a brokerage fee to, one or more affiliates of the Adviser. As contemplated by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures that provide that commissions paid to such affiliates must be fair and reasonable compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with, UB, or its affiliates, and will not give preference to correspondents of UB with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those for the other Funds or any other investment company, investment portfolio or account managed by the Adviser. However, any such other investment company, investment portfolio or account may invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company, investment portfolio or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser believes to be equitable to the Fund(s) and such other investment company, investment portfolio or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies, investment portfolios or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement agreements with HCM, in making investment recommendations for HighMark Funds, HCM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of HCM, its parent or its subsidiaries or affiliates and, in dealing with its commercial customers, HCM, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

The Funds have not commenced investment operations as of the date of this SAI; therefore, as of the date hereof, the Funds have not paid any brokerage commissions.

Administrator and Sub-Administrator

HCM, in addition to serving as investment adviser, is expected to serve as administrator (the “Administrator”) to each of the Funds pursuant to the administrative services agreement dated as of December 10, 2007 between HighMark Funds and HCM, which is expected to be amended to include the Funds prior to the Funds commencing operations (the “Administration Agreement”).

Pursuant to the Administration Agreement, HCM provides the Funds with all administrative services necessary or appropriate for the operation of HighMark Funds, including recordkeeping and regulatory reporting, regulatory compliance, blue sky, tax reporting, transmission of regular shareholder communications, supervision of third party service providers and fund accounting services, all suitable office space for HighMark Funds, all necessary administrative facilities and equipment, and all personnel necessary for the efficient conduct of the affairs of HighMark Funds. As described below, HCM has delegated part of its responsibilities under the Administration Agreement to BNY Mellon Investment Servicing.

HCM is entitled to a fee, which is calculated daily and paid monthly in arrears, at an annual rate of 0.15% of the first $8 billion of the average daily net assets of HighMark Funds and 0.14% of such average daily net assets in excess of $8 billion. Under the Prior Administration Agreement, HCM was entitled to a fee, which was calculated daily and paid monthly in arrears, at an annual rate of 0.15% of the first $10 billion of the average daily net assets of HighMark Funds and 0.145% of such average daily net assets in excess of $10 billion.

The Administration Agreement is renewed automatically for successive annual terms unless written notice not to renew is given by either party at least 120 days prior to the expiration of the then-current term. The Administration Agreement is terminable prior to the expiration of the current term by either party, in the event of a material breach of the Administration Agreement, upon the giving of written notice, specifying the date of termination, provided such notice is given at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date.

The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of HCM, or the reckless disregard by HCM of its obligations and duties under the Administration Agreement, HCM shall not be subject to any liability to HighMark Funds, for any act or omission in the course of, or connected with, the rendering of services under the Administration Agreement. So long as HCM acts with good faith and due diligence, HighMark Funds will indemnify HCM from and against any and all actions, suits and claims, and all losses, fees and expenses arising directly or indirectly from its administration relationship with HighMark Funds or other services rendered to HighMark Funds. HighMark Funds is not obligated to indemnify HCM for any liability to which it would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, is expected to serve as sub-administrator (the “Sub-Administrator”) and accounting agent pursuant to a sub-administration agreement dated as of December 3, 2007, between HCM and BNY Mellon Investment Servicing, which is expected to be amended to include the Funds prior to the Funds commencing operations (the “Sub-Administration Agreement”). BNY Mellon Investment Servicing is an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Funds’ operations except those performed by the Administrator or Adviser; (b) supplies the Funds with office facilities (which may be in the Sub-Administrator’s own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including but not limited to the calculation of the NAV of each class of the Funds and regulatory administration services and administrative services; (c) prepares and distributes materials for all meetings of the Board of Trustees, including the mailing of all materials for the Board of Trustees, collates the same materials into the books for the Board of Trustees and assists in the drafting of minutes of the meetings of the Board of Trustees; (d) prepares reports to Funds’ shareholders, tax returns and reports to and filings with the SEC and state “Blue Sky” authorities; (e) maintains the Funds’ accounting books and records; (f) provides compliance testing of all the Funds’ activities against applicable requirements of the 1940 Act and the rules thereunder, the Code and the Funds’ investment restrictions; (g) furnishes to the Adviser certain statistical and other factual information and (h) generally provides all administrative services that may be required for the ongoing operation of the Funds in a manner consistent with the requirements of the 1940 Act.

The Administrator pays BNY Mellon Investment Servicing for the services it provides at the annual rate of .025% of the first $8 billion of the Funds’ aggregate average net assets and .015% of the Funds’ aggregate average net assets in excess of $8 billion. The Sub-Administration Agreement further provides that BNY Mellon Investment Servicing will be paid certain compliance support and filing service fees, as well as blue sky registration filing fees and out of pocket expenses.

The Funds have not commenced investment operations as of the date of this SAI; therefore, as of the date hereof, the Administrator has not received any fees from the Funds.

Federal Bank Laws and Regulations

Because HCM is a wholly owned subsidiary of a bank, HCM’s activities are subject to, and may be limited by, applicable federal banking law and regulations. It is possible that the regulatory structure governing banks and their affiliates could change at some point to prevent or restrict HCM from continuing to perform its services for HighMark Funds. Depending upon the nature of these changes, the Board of Trustees would review HighMark Funds’ relationship with HCM and consider taking all action necessary in the circumstances.

Shareholder Servicing Plans

With respect to the Funds, HighMark Funds has adopted two Shareholder Servicing Plans, one for Fiduciary Shares and one for Class A Shares (collectively, the “Servicing Plans”) pursuant to which the Funds are authorized to pay compensation to financial institutions (each a “Service Provider”), which may include the Distributor, Bank of Tokyo-Mitsubishi UFJ Trust Company, UB, HCM or their respective affiliates, that agree to provide or to compensate other service providers to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of a Fund. In the case of Fiduciary Shares, HCM has been designated a “Master Service Provider” who, in consideration for such services, is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily NAV of the Fiduciary Shares of such Fund. The Master Service Provider in turn compensates any other Service Provider providing shareholder services pursuant to the Fiduciary Shares Servicing Plan, as applicable. Such compensation is the sole obligation of the Master Service Provider. The amount payable to a Master Service Provider is not limited by the amount of expenses incurred by the Master Service Provider or any other Service Provider engaged by the Master Service Provider. In the case of Class A Shares, in consideration for such services, a Service Provider is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily NAV of Class A Shares of such Fund.

The servicing agreements adopted under the Services Plans (the “Servicing Agreements”) require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to, (i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in Shares; (vi) forwarding shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by shareholders; (x) processing dividend payments from HighMark Funds on behalf of the shareholders; (xi) providing information regarding fund performance, market trends and other information to shareholders through the internet and/or through written and oral communications, hosting fund websites for shareholder access and information and providing data feeds; (xii) providing assistance to shareholders and financial intermediaries, including affiliates, regarding shareholder accounts, as needed and (xiii) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Expenses

HighMark Funds’ service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear expenses including, but not limited to, the following, relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HCM, UB, BNY Mellon Investment Servicing or the Distributor, a percentage of the compensation, benefits, travel and entertainment expenses of the Chief Compliance Officer, SEC fees and state fees and expenses, NSCC trading charges, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, expenses in connection with the review and signing of HighMark Funds’ tax returns, local tax agent fees, fees charged by rating agencies in having the Fund’s Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian, administrator and transfer agent, fees paid to Lipper (an independent fund expenses analysis provided to the Trustees), expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing reports and prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders’ and Trustees’ reports and meetings and any extraordinary expenses.

Distributor

HighMark Funds Distributors, Inc. (the “Distributor”) is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. The Distributor is expected to serve as the principal underwriter of the Funds’ Shares pursuant to an underwriting agreement, which is expected to be amended to include the Funds prior to the Funds commencing operations (the “Underwriting Agreement”) with the Funds. Pursuant to the terms of the Underwriting Agreement, the Distributor is granted the right to sell the Shares of the Funds as agent for the Funds. Shares of the Funds are offered continuously. The Distributor is a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Under the terms of the Underwriting Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of Shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.

To the extent that the Distributor receives fees under the distribution plan of a Fund adopted under Rule 12b-1 under the 1940 Act (a “Distribution Plan”), the Distributor will furnish or enter into arrangements with financial intermediaries for the furnishing of marketing or sales services or for providing services to shareholders of the Funds, pursuant to such plan. Moreover, to the extent that the Distributor receives shareholder services fees under any Shareholder Servicing Plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of shareholder support services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan.

Shares of HighMark Funds are sold by the Distributor on behalf of the Funds. The Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or negligence in the performance of its duties or of reckless disregard of its obligations and duties under the agreement, will not be liable to the Funds or the Funds’ shareholders for losses arising in connection with the sale of the Funds’ Shares.

The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Funds (i) by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a Fund’s Distribution Plan or in the Underwriting Agreement or by vote of a majority of the outstanding voting securities of the Funds on sixty (60) days’ written notice to the Distributor or (ii) by the Distributor on sixty (60) days’ written notice to the Funds.

The Funds have not commenced investment operations as of the date of this SAI; therefore, as of the date hereof, the Distributor has not received any underwriting commissions relating to the Funds.

The Distribution Plans. Pursuant to the Distribution Plans adopted by HighMark Funds, each Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund’s Class A Shares, pursuant to the Class A Distribution Plan. Each of the Funds pays a distribution fee equal to one percent (1.00%) of the average daily net assets attributable to that Fund’s Class C Shares, pursuant to the Class C Distribution Plan.

The Distributor may use the distribution fee applicable to a Fund’s Class A and Class C Shares to provide distribution assistance with respect to the sale of the Fund’s Class A and Class C Shares or to provide shareholder services to the holders of the Fund’s Class A and Class C Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund’s Class A and Class C Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services to their customers owning a Fund’s Class A and Class C Shares. In addition, the Distributor may use the distribution fee on Class A Shares to pay (i) compensation to its registered representatives and to sales personnel who are involved in the distribution of a Fund’s Shares or the provision of shareholder services with respect to a Fund’s Shares and (ii) expenses, including overhead, allocable to the activities of such representatives and personnel (including, in instances in which such representatives and personnel are employees of entities other than the Distributor, reimbursement by the Distributor to such entities of amounts paid as such compensation by such entities and related expenses, including overhead, incurred by such entities in connection with the employment and activities of such persons). All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer or affiliate or subsidiary of the Distributor (a “Servicing Agreement”; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers or the Distributor’s affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a “Participating Organization”). A Participating Organization may include UB, its subsidiaries and its affiliates.

Participating Organizations may charge customers fees in connection with investments in a Fund on their customers’ behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor’s distribution fees would lower such Fund’s expenses, and thus increase such Fund’s yield and total returns, during the period such voluntary reductions were in effect.

In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to a Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A and Class C Shares of that Fund. The Distribution Plans may be amended by vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a class of Shares of a Fund requires the approval of the shareholders of such class of Shares of the Fund. The Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i)

by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not “interested persons” of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of the Independent Trustees.

Transfer Agent and Custodian Services

Boston Financial Data Services, Inc. (“BFDS”) 30 Dan Road, Canton, MA, 02021, is expected to perform transfer agency services for the Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of August 1, 2009, which is expected to be amended to include the Funds prior to the Funds commencing operations (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, BFDS processes purchases and redemptions of each Fund’s Shares and maintains each Fund’s shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder’s account.

Under the Transfer Agency Agreement, HighMark Funds has agreed to pay BFDS the following Annual Account Service Fees:

a) Basis point fee— at an annual rate of 0.0075% on the first $6 billion in assets, 0.0065% on the next $2 billion in assets and 0.0055% on assets over $8 billion.

b) CUSIP base fee—$1,500.00 per CUSIP.

c) Open account maintenance fee—$12.00 per direct account and $4.75 per broker controlled account.

d) Closed account maintenance fee—$1.95 per account.

The Annual Account Service Fee is subject to an annual complex minimum fee. HighMark Funds has also agreed to pay BFDS automated work distributor license and remote processing fees, plus certain reimbursable expenses. In addition, there is an annual IRA custodial fee of $15.00 per social security number paid by the shareholder.

UB, 350 California Street, San Francisco, CA, 94104, serves as custodian to the Funds pursuant to a custodian agreement with HighMark Funds dated as of December 5, 2001 (the “Custodian Agreement”). Under the Custodian Agreement, UB’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund’s investments.

Under the Custodian Agreement effective August 1, 2009, HighMark Funds has agreed to pay UB a domestic custodian fee with respect to each Fund at an annual rate of 0.00625% of the Fund’s average daily net assets. UB is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on an asset and transaction basis, based on a security’s country of domicile.

Independent Registered Public Accounting Firm

The Funds’ independent registered public accounting firm, Deloitte & Touche LLP, 1700 Market Street, Philadelphia, PA 19103, provides audit and tax services to the Funds.

Legal Counsel

Ropes & Gray LLP, Three Embarcadero Center San Francisco, CA 94111 is legal counsel to HighMark Funds.

ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

The Board of Trustees has delegated the authority to vote proxies on behalf of the Funds that own voting securities to HCM. Descriptions of the proxy voting policies and procedures of HCM are attached as Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available as of August 31 of each year (1) without charge, upon request, by calling toll free, 1-800-433-6884 or on or through HighMark Funds’ website at www.highmarkfunds.com and (2)  on the SEC’s website at http://www.sec.gov.

Description of Shares

HighMark Funds is a Massachusetts business trust. HighMark Funds’ Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds’ Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of thirty-one series of Shares, two of which are discussed in this SAI. Pursuant to a Multiple Class Plan on file with the SEC permitting the issuance and sale of six classes of Shares in selected series, Shares of such series may, from time to time, be divided into as many as six classes of Shares, designated Class A, Class B, Class C, Class M, Class S and Fiduciary Shares. The Class B Shares currently are not offered for purchase except to existing investors in connection with the reinvestment of dividends on previously acquired Class B Shares or the exchange of Class B Shares of one series for Class B Shares of another series.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, HighMark Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, shareholders of each class of a Fund are entitled to receive the net assets of the Fund attributable to such class.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust.

However, HighMark Funds’ Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds’ business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

Miscellaneous

HighMark Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of HighMark Funds.

The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC’s website at www.sec.gov.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

No salesperson, dealer, or other person is authorized to give any information or make any representation regarding the securities described herein other than information or representations contained in the Prospectus and this SAI.

Share Ownership.

As of the date hereof, the Funds have no Shares outstanding.

APPENDIX A

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”), and Fitch Ratings (“Fitch”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (1, 2 and 3) in each rating category to indicate the security’s ranking within the category):

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered as upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch:

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody’s description of its three highest short-term debt ratings:

P-1	Issuers rated P-1 (or supporting institutions) have a superior ability to repay short-term debt obligations.

P-2	Issuers rated P-2 (or supporting institutions) have a strong ability to repay short-term debt obligations.

P-3	Issuers rated P-3 (or supporting institutions) have an acceptable ability to repay short-term obligations.

S & P’s description of its three highest short-term debt ratings:

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch’s description of its three highest short-term debt ratings:

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

Short-Term Loan/Municipal Note Ratings

Moody’s description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

APPENDIX B

Proxy Voting Policies and Procedures

The proxy voting policies and procedures of HCM are summarized below.

HighMark Capital Management, Inc.

It is HighMark Capital Management, Inc.’s (“HCM”) policy that proxies be voted in a manner that is consistent with the interests of its clients, including each HighMark Fund. A copy of HCM’s Proxy Voting Policies and Procedures may be obtained, without charge, by calling 1-800-582-4734.

For proxies to be voted by HCM, HCM utilizes the services of an outside third party, RiskMetrics Group ISS Governance Services (“RiskMetrics”), to vote its proxies pursuant to guidelines set by RiskMetrics and approved by HCM. RiskMetrics’ corporate governance policy guiding principles establish a framework to examine all issues with the goal to maximize shareholder value, promote accountability, and mitigate risk. To achieve this goal: 1) RiskMetrics supports strong boards that demonstrate a commitment to creating shareholder value and prefers to see mechanisms that promote independence, accountability, responsiveness, and competence. 2) RiskMetrics evaluates auditors with the goal of ensuring auditor independence from the firm being audited as it is essential to ensure objectivity and reduce the potential for abuse thereby enabling accurate and reliable financial reporting. 3) RiskMetrics protects shareholder interests by examining the adoption of anti-takeover defense proposals or shareholder calls for their removal based on: the right of shareholder approval, the fairness of the voting process, protection of shareholders’ right to act, and the ability to evaluate and vote effectively on the aggregate impact of the proposal. 4) RiskMetrics evaluates merger and restructuring transactions giving consideration to economic, operational, and governance factors based on: current shareholders’ viewpoints, enhancing shareholder value, independent evaluation, and shareholder approval process. 5) RiskMetrics evaluates executive and director compensation proposals with the overall goal of aligning compensation practices with shareholders’ interests. 6) RiskMetrics evaluation of corporate social responsibility issues focuses on the financial aspects of social and environmental proposals.

RiskMetrics is an agent of HCM and HCM retains the fiduciary duty to vote the proxies in the best interest of clients. HCM expects RiskMetrics to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by RiskMetrics which are in compliance with applicable law. HCM will at least annually review

RiskMetrics’ voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require RiskMetrics to promptly notify HCM of any material changes to its voting policies or practices.

For proxies to be voted by HCM, HCM, through its Investment Policy Committee (IPC), reserves the right to withdraw any proxy from RiskMetrics and to vote such proxy according to guidelines established by the IPC. HCM shall withdraw any proposed proxy vote from RiskMetrics in the event that HCM determines that the proposed vote by RiskMetrics would not be consistent with HCM’s fiduciary duty to a Fund. Before deciding to vote any proxy the IPC shall determine whether HCM or any of its affiliates have a significant business, personal or family relationship that could give rise to a material conflict of interest with regard to the proxy vote. If a conflict of interest exists, HCM will retain an independent fiduciary to vote the proxy. To determine whether a material conflict exists, the IPC shall perform a reasonable investigation of information relating to possible conflicts of interest by relying on information about HCM and its affiliates that is publicly available or is generally known by HCM’s employees, and on other information actually known by any IPC member. IPC members have a duty to disclose to the IPC conflicts of interest of which the member has actual knowledge but which have not been identified by the IPC in its investigation. The IPC cannot pursue investigation of possible conflicts when the information it would need is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the IPC.

With respect to securities on loan, HCM recognizes that, although voting rights or rights to consent with respect to the loaned securities pass to the borrower, HCM retains the right to call the loans at any time on reasonable notice and will call the loans, vote proxies or otherwise obtain the rights to vote or consent if HCM has knowledge that a material event (as determined by IPC) affecting the investment is to occur and it is determined to be in the best interests of the account and its customers to recall the securities and vote the proxies even at the cost of forgoing the incremental revenue that could be earned by keeping the securities on loan. HCM deems a material event to include proposed transactions the outcome of which would have a significant effect on the value of the investment. Matters such as uncontested Board elections, routine appointments of accountants and shareholder-initiated advisory proposals are generally not considered material events.

If a director, officer or employee of HCM, not involved in the proxy voting process, contacts any IPC member for the purpose of influencing how a proxy is voted, the member has a duty to immediately disclose such contact to the IPC and the IPC shall contact legal counsel who will be asked to recommend an appropriate course of action. All appropriate records regarding proxy-voting activities are maintained by RiskMetrics. HCM makes its proxy voting records available to each Fund and its shareholders, as required by law. HCM complies with the requirements of the Advisers Act and the Investment Company Act, and rules thereunder, and the fiduciary requirements of ERISA and the Department of Labor (DOL) guidelines with respect to voting proxies.

In some instances HCM may abstain from voting a client proxy, particularly when the effect on the client’s economic interest or the value to the portfolio is insignificant or the cost of voting the proxy outweighs the benefit to the portfolio.

PART C.       OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Declaration of Trust, dated March 18, 2010, is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

	(2)	Amendment to Declaration of Trust, dated June 24, 2010, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(b)		Amended and Restated Code of Regulations, effective as of December 10, 2009, is incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(c)	(1)	Portions of the Declaration of Trust relating to shareholders’ rights, is incorporated by reference to Exhibit (c)(1) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

	(2)	Portions of the Amended and Restated Code of Regulations relating to shareholders’ rights, is incorporated by reference to Exhibit (c)(2) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(d)	(1)	Investment Advisory Agreement between Registrant and HighMark Capital Management, Inc., dated as of September 1, 1998 (the “Investment Advisory Agreement”), is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant’s Registration Statement on Form N-1A.

	(2)	Amendment No. 1 to the Investment Advisory Agreement, dated and made effective as of April 9, 2009, is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(3)	Amended and Restated Schedule A to the Investment Advisory Agreement, effective as of June 8, 2009, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

(4)	Amended and Restated Schedule A to the Investment Advisory Agreement, effective as of December 1, 2010, is filed herewith.

(5)	Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management, effective October 1, 2001, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant’s Registration Statement on Form N-1A.

(6)	Amendment No. 1, dated as of October 27, 2005, to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 47 (filed November 29, 2005) to Registrant’s Registration Statement on Form N-1A.

(7)	Amendment No. 2, dated as of December 26, 2007, to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(8)	Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(9)	Amendment No. 1, dated as of December 13, 2007, to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund, is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(10)	Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(11)	Amendment No. 1, dated as of December 13, 2007, to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(12)	Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(13)	Amendment No.1, dated as of December 13, 2007, to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A

(14)	Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Capital Management, LLC, relating to HighMark Equity Income Fund, effective as of October 8, 2010, is incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 66 (filed November 24, 2010) to Registrant’s Registration Statement on Form N-1A.

(15)	Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Capital Management, LLC, relating to HighMark NYSE Arca Tech 100 Index Fund, effective as of October 18,2010, is incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment

		No. 66 (filed November 24, 2010) to Registrant’s Registration Statement on Form N-1A.

	(16)	Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Capital Management, LLC, relating to HighMark Wisconsin Tax-Exempt Fund, effective as of October 8, 2010, is incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 66 (filed November 24, 2010) to Registrant’s Registration Statement on Form N-1A.

	(17)	Sub-Advisory Agreement between HighMark Capital Management, Inc. and Geneva Capital Management Ltd., relating to HighMark Geneva Mid Cap Growth Fund (formerly known as HighMark Geneva Growth Fund), effective as of June 8, 2009, is incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

	(18)	Sub-Advisory Agreement between HighMark Capital Management, Inc. and Geneva Capital Management Ltd., relating to HighMark Geneva Small Cap Growth Fund, effective as of June 8, 2009, is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

(e)	(1)	Amended and Restated Underwriting Agreement between the Registrant and HighMark Funds Distributors, Inc., effective as of July 1, 2010 (the “Underwriting Agreement”), is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(f)		None.

(g)	(1)	Custodian Agreement between Registrant and Union Bank, N.A. (formerly Union Bank of California, N.A.), dated as of December 5, 2001 (the “Custodian Agreement”), is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant’s Registration Statement on Form N-1A.

	(2)	Amended and Restated Appendix B to the Custodian Agreement, effective as of June 8, 2009, is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

	(3)	Amendment to the Custodian Agreement, dated as of December 27, 2007, is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

	(4)	Amendment Number 1 to the Custodian Agreement, dated as of October 8, 2009, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 61 (filed November 25, 2009) to Registrant’s Registration Statement on Form N-1A.

(h)	(1)	Amended and Restated Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of December 10, 2007 (the “Administrative Services Agreement”), is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

	(2)	Amended and Restated Schedule A to the Administrative Services Agreement, effective as of June 8, 2009, is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

	(3)	Amended and Restated Schedule B to the Administrative Services Agreement, effective as of December 1, 2009, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 61 (filed November 25, 2009) to Registrant’s Registration Statement on Form N-1A.

	(4)	Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and BNY Mellon Investment Servicing (US) Inc. (then known as PNC Global Investment Servicing (U.S.) Inc.), effective as of December 3, 2007 (the “Sub-Administration and Accounting Services Agreement”), is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment

No. 54 (filed April 25, 2008) to Registrant’s Registration Statement on Form N-1A.

	(5)	Amended and Restated Exhibit A to the Sub- Administration and Accounting Services Agreement, dated as of June 8, 2009, is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

	(6)	Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc., dated as of August 1, 2009 (the “Transfer Agency and Service Agreement”), is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

	(7)	Shareholder Servicing Plan with respect to Class A Shares, effective as of December 11, 2008, is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

	(8)	Shareholder Service Plan with respect to Class B Shares, effective December 8, 1999, is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant’s Registration Statement on Form N-1A.

	(9)	Shareholder Service Plan and Agreement with respect to Fiduciary Shares, effective July 1, 2006, is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

	(10)	First Amendment to Shareholder Service Plan and Agreement with respect to Fiduciary Shares, effective as of July 1, 2006, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant’s Registration Statement on Form N-1A.

(i)	(1)	Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i) of Post-Effective

Amendment No.43 (filed September 29, 2004) to Registrant’s Registration Statement on Form N-1A.

	(2)	Opinion and Consent of Counsel, dated January 14, 2005, as to shares registered is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No.45 (filed January 14, 2005) to Registrant’s Registration Statement on Form N-1A.

	(3)	Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i)(3) of Post-Effective Amendment No.48 (filed December 23, 2005) to Registrant’s Registration Statement on Form N-1A.

	(4)	Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i)(4) of Post-Effective Amendment No. 51 (filed November 2, 2006) to Registrant’s Registration Statement on Form N-1A.

	(5)	Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i)(5) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

	(6)	Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i)(6) of Post-Effective Amendment No. 58 (filed February 24, 2009) to Registrant’s Registration Statement on Form N-1A.

	(7)	Opinion and Consent of Counsel as to shares registered herewith, is filed herewith.

(j)		None.

(k)		None.

(l)		None.

(m)	(1)	Restated Distribution Plan with respect to Class A Shares, dated December 13, 2007, is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant’s Registration Statement on Form N-1A.

	(2)	Amended Class B Distribution Plan, dated June 18, 2003, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant’s Registration Statement on Form N-1A.

	(3)	Distribution and Shareholder Services Plan with respect to Class C Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

	(4)	Distribution Plan with respect to Class S Shares, dated December 11, 2008, is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 28 (filed September 20, 1999) to Registrant’s Registration Statement on Form N-1A.

(n)	(1)	Amended Multiple Class Plan for HighMark Funds modified by the Board of Trustees on June 24, 2010 (the “Multiple Class Plan”) , is incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

	(2)	Amended Schedule A to the Multiple Class Plan, as amended January 23, 2009, is incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

(p)	(1)	Code of Ethics of HighMark Funds, dated March 24, 2005 and amended on December 12, 2007, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 56 (filed September 29, 2008) to Registrant’s Registration Statement on Form N-1A.

	(2)	Code of Ethics of HighMark Capital Management, Inc., dated as of June 24, 2009, is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

	(3)	Code of Ethics of LSV Asset Management, dated as of June 24, 2010, is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 62 (filed

September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(4)	Code of Ethics of Bailard, Inc., dated January 29, 2008 and amended March 23, 2009, is incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

(5)	Code of Ethics of Ziegler Capital Management, LLC, dated June 24, 2010, is incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(6)	Code of Ethics and Personal Trading Policy of Geneva Capital Management Ltd., dated as of November 30, 2007, is incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 59 (filed May 29, 2009) to Registrant’s Registration Statement on Form N-1A.

(7)	Code of Business Conduct and Ethics of HighMark Funds Distributors, Inc., effective as of December 2008, is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

Item 29.	Persons Controlled by or Under Common Control with Registrant

As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article IX, Section 9.2 of the Registrant’s Declaration of Trust, filed or incorporated by reference as Exhibit (a) hereto, provides for the indemnification of Registrant’s trustees and officers. Indemnification of the Registrant’s principal underwriter, custodian, investment adviser, administrator and transfer agent is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit (e) hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit (g) hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit (d)(1) hereto, Section 4 of the Administrative Services Agreement, filed or incorporated by reference as Exhibit (h)(1) hereto and Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit (h)(3) hereto. Registrant has obtained from a major insurance carrier a trustees and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser and Sub-Advisers

HighMark Capital Management, Inc. (the “Adviser”) performs investment advisory services for Registrant. The Adviser offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Adviser is a wholly-owned subsidiary of Union Bank, N.A. Union Bank, N.A. is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd., which is a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser may also hold positions with Union Bank, N.A., UnionBanCal Corporation, The Bank of Tokyo-Mitsubishi UFJ, Ltd. and/or their other subsidiaries.

Listed below are the directors and certain principal executive officers of the Adviser, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name	Position with the Adviser	Principal Occupation

Jeffrey L. Boyle	Senior Vice President and Sales Manager	Senior Vice President, Sales Union Bank, N.A. 350 California Street San Francisco, CA 94104

Brian W. Smith	Vice President and Assistant Treasurer	Vice President Union Bank, N.A. 400 California Street San Francisco, CA 94104

Catherine Vacca	Senior Vice President, Chief Compliance Officer and Assistant Secretary	Chief Compliance Officer HighMark Capital Management, Inc. 350 California Street San Francisco, CA 94104

Earle A. Malm II	Member of the Board of Directors, Chairman of the Board, President and Chief Executive Officer	President and Chief Executive Officer HighMark Capital Management, Inc. 350 California Street San Francisco, CA 94104

David J. Goerz III	Member of the Board of Directors, Senior Vice President and Chief Investment Officer	Chief Investment Officer HighMark Capital Management, Inc. 350 California Street San Francisco, CA 94104

Kevin Rowell[1]	Senior Vice President and Managing Director	Managing Director HighMark Capital Management, Inc. 350 California Street San Francisco, CA 94104

Kevin A. Rogers	Senior Vice President and Managing Director	Managing Director HighMark Capital Management, Inc. 18300 Von Karman Avenue Irvine, CA 92612

Douglas Foreman[2]	Senior Vice President and Director of Equities	Director of Equities HighMark Capital Management, Inc. 350 California Street San Francisco, CA 94104

Richard Earnest	Senior Vice President and Director of Value Momentum	Director of Value Momentum HighMark Capital Management, Inc. 445 S. Figueroa Street Los Angeles, CA 90071

Jonathan Fayman[3]	Member of the Board of Directors, Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary	Chief Financial Officer HighMark Capital Management, Inc. 350 California Street San Francisco, CA 94104

John M. Flynn[4]	Senior Vice President and Head of Institutional Distribution	Head of Institutional Distribution HighMark Capital Management, Inc. 350 California Street

Name	Position with the Adviser	Principal Occupation

San Francisco, CA 94104

1 Kevin Rowell joined HighMark Capital Management, Inc. in June 2010. From 2008 to 2010, Kevin Rowell was the President of the Hennessy Funds.

2 Douglas Foreman joined HighMark Capital Management, Inc. in April 2009. From January 2007 to April 2009, Douglas Foreman was a member of DPFG Inc. board of directors, a real estate consulting firm and a private investor.

3Jonathan Fayman joined HighMark Capital Management, Inc. in June 2010. From 2002 to 2010, Jonathan Fayman was the Chief Financial Officer at W.R. Hambrecht + Co., Inc.

4John Flynn joined HighMark Capital Management, Inc. in August 2009. From 2007 to 2009, John Flynn was the Director of Marketing at Ten Asset Management.

LSV Asset Management (“LSV”) is a sub-adviser of HighMark Small Cap Value Fund. LSV is a registered investment adviser organized as a Delaware general partnership. The principal business address of LSV is 155 N. Wacker Drive, Chicago, Illinois 60606.

To the knowledge of Registrant, none of the directors or officers of LSV, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Listed below are the directors and certain principal executive officers of LSV, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name	Position with LSV	Principal Occupation

Josef Lakonishok	Partner, Chief Executive Officer, Chief Investment Officer and Portfolio Manager	Same

Menno Vermuelen	Partner, Portfolio Manager and Senior Quantitative Analyst	Same

Tremaine Atkinson	Partner, Chief Operating Officer and Chief Compliance Officer	Same

SEI Funds, Inc. 1 Freedom Valley Drive Oaks, PA 19456	General Partner	N/A

Bailard, Inc. (“Bailard”) is a sub-adviser of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund. Bailard is a registered investment adviser organized as a California corporation. The principal business address of Bailard is 950 Tower Lane, Suite 1900, Foster City, CA 94404.

To the knowledge of Registrant, none of the directors or officers of Bailard, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Listed below are the directors and certain principal executive officers of Bailard, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name	Position with Bailard	Principal Occupation*
Thomas E. Bailard	Director and Chairman	Director and Chairman of Bailard Fund Services, Inc.; Director, Chairman and CEO of Bailard REIT I, Inc. (“REIT I”) and Bailard REIT II, Inc.(“REIT II”); Director and President of Bailard Long/Short Offshore Fund, Ltd (“Offshore Fund”); Director and Chairman of BB&K Holdings, Inc.; Director and Chairman of Bailard General Partners I, Inc. (“General Partners I”); CEO of Bailard Emerging Life Sciences I GP, L.P. Previously Chairman and Director of Bailard Technology Exchange Fund, LLC (the “Tech Fund”).

Peter M. Hill	Director and CEO	Director and CEO of BB&K Holdings, Inc.; Director of Bailard Fund Services, Inc.; Director of General Partners I; Director and Vice President of Offshore Fund. Previously President and Director of the Tech Fund.

Sonya Thadhani	Chief Investment Officer and Portfolio Manager	Portfolio Manager for HighMark Enhanced Growth Fund.

Burnice E. Sparks, Jr.	Director and President	Chief Executive Officer, Chief Compliance Officer and Director of Bailard Fund Services, Inc.; Director of General Partners I.

Name	Position with Bailard	Principal Occupation*
Barbara V. Bailey	Treasurer/Secretary, Executive Vice President and Chief Financial Officer	Treasurer and Secretary of BB&K Holdings, Inc.; Treasurer and Secretary of Bailard Fund Services, Inc.; Treasurer and Secretary of REIT I.; Treasurer and Secretary of REIT II; Treasurer/Assistant Secretary of Offshore Fund; Treasurer/ Secretary of General Partners I; Treasurer/ Secretary of Bailard Emerging Life Sciences I GP, L.P. Previously Treasurer/CFO of the Tech Fund.

Diana L. Dessonville	Executive Vice President and Director of the Business Development Group	Vice President of REIT I and REIT II.

Eric P. Leve	Executive Vice President and Portfolio Manager	Portfolio Manager for HighMark International Opportunities Fund and Co-Manager of separate account bond portfolios.

Michael J. Faust	Executive Vice President and Investment Counselor	Investment Counselor.

*The principal business address of each entity listed is 950 Tower Lane, Suite 1900, Foster City, CA 94404.

Ziegler Capital Management, LLC (“ZCM”) is a sub-adviser of HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund. ZCM is a registered investment adviser organized as a Wisconsin limited liability company. The principal business address of ZCM is 200 South Wacker Drive, Suite 2000, Chicago, IL 60606.

To the knowledge of Registrant, none of the directors or officers of ZCM, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Listed below are the directors and certain principal executive officers of ZCM, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name	Position with ZCM	Principal Occupation*
Suhail R. Rizvi	Member of the Board of Managers	Chief Investment Officer of Rizvi Traverse Management.

John A. Giampetroni	Member of the Board of Managers	Chief Operating Officer of Rizvi Traverse Management.

Name	Position with ZCM	Principal Occupation*
Tom Paprocki	Member of the Board of Managers	Chief Executive Officer, The Ziegler Companies since 2010; President, The Ziegler Companies from 2004 – 2010.

Craig Schedler	Member of the Board of Managers	Chief Operating Officer, Ziegler Alternative Investments since 2007.

Scott A. Roberts	President and Chief Executive Officer	President and Chief Executive Officer of Ziegler Capital Management, LLC. Senior Managing Director of the Ziegler Companies from 2009 to 2010; Director and President of Ziegler Capital Management, LLC from 2009 to 2010; Chief Executive Officer of DeSari Capital from 2007 to 2008; President of Deerfield Capital Management from 2000 to 2007.

Elizabeth A. Watkins	Chief Compliance Officer	Senior Managing Director, Chief Risk and Compliance Officer of the Ziegler Companies.

Kathleen A. Nelson	General Counsel	Managing Director — General Counsel of Ziegler Capital Management, LLC.

Victoria A. Nonhof	Chief Financial Officer	Vice President and Treasurer of the Ziegler Companies.

Paula M. Horn	Chief Investment Officer Fixed Income	Managing Director — Chief Investment Officer Fixed Income of Ziegler Capital Management, LLC; Chief Investment Officer – Fixed Income of Ziegler Capital Management, LLC from 2009 to 2010; President of DeSari Capital from 2007 to 2008; associated with Deerfield Capital Management from 2000 to 2007.

Donald J. Nesbitt	Chief Investment Officer Equity	Managing Director, Chief Investment Officer Equity of Ziegler Capital Management, LLC.

Craig S. Vanucci	Director of Client Service	Managing Director, Director of Client Service of Ziegler Capital Management, LLC.

Name	Position with ZCM	Principal Occupation*
Linda A. Matza	Director of Sales	Managing Director, Director of Sales of Ziegler Capital Management, LLC.

*The principal business address of each entity listed is c/o Ziegler Capital Management, LLC, 200 South Wacker Drive, Suite 2000, Chicago, IL 60606.

Geneva Capital Management Ltd. (“Geneva Capital”) is a sub-adviser of HighMark Geneva Mid Cap Growth Fund and HighMark Geneva Small Cap Growth Fund. Geneva Capital is a registered investment adviser organized as a Wisconsin corporation. The principal business address of Geneva Capital is 250 E. Wisconsin Ave, Suite 1050, Milwaukee, WI 53202.

To the knowledge of Registrant, none of the directors or officers of Geneva Capital, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Listed below are the directors and certain principal executive officers of Geneva Capital, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name	Position with Geneva Capital	Principal Occupation
Amy S. Croen	Director, Co-President and Portfolio Manager	Director, Co-President and Portfolio Manager of Geneva Capital; Served as Chief Compliance Officer of Geneva Capital from 2004 to 2008.

Michelle J. Picard	Director, Executive Vice President and Portfolio Manager	Director, Executive Vice President and Portfolio Manager of Geneva Capital since 2010. Director, Vice President and Portfolio Manager of Geneva Capital from 2006 to 2010.

William A. Priebe	Director, Co-President and Portfolio Manager	Same

William Scott Priebe	Director, Executive Vice President and Portfolio Manager	Director, Executive Vice President and Portfolio Manager of Geneva Capital since 2010. Director, Vice President and Portfolio Manager of Geneva Capital from 2008 to 2010.

Kris Amborn	Vice President - Operations and Chief Compliance Officer	Vice President - Operations and Chief Compliance Officer of Geneva Capital since 2008. Vice President – Operations of Geneva Capital from 2004 to 2008.

William F. Schneider, M.D.	Director	Same

Item 32. Principal Underwriter

(a)	HighMark Funds Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of August 27, 2010 the Distributor acted as principal underwriter for the following investment companies:

The HighMark Funds

(b)	The Distributor is a Delaware corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Inc. and an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

The following is a list of the directors and officers of the Distributor. None of the directors or officers of the Distributor hold a position with the Registrant. Unless otherwise noted, the business address of each director and officer is 760 Moore Road, King of Prussia, PA 19406.

Board of Directors

Name	Position(s) with Distributor
Nicholas M. Marsini, Jr.*	Director
Michael DeNofrio**	Director
Steven Turowski*	Director
T. Thomas Deck	Director
Dennis J. Westley*	Director

Officers

Name	Position(s) with Distributor

T. Thomas Deck	President and Chief Executive Officer
Bruno Di Stefano	Vice President
Susan K. Moscaritolo**	Vice President, Secretary and Clerk
Matthew O. Tierney	Treasurer and Chief Financial Officer
Felicia Antonio	Chief Compliance Officer
Ellen C. Krause	Chief Risk Officer

Jodi Jamison*	Chief Legal Officer
Maria C. Schaffer*	Controller and Assistant Treasurer
John J. Munera*	Anti-Money Laundering Officer
Ronald Berge*	Assistant Vice President
Dianna A. Stone*	Assistant Secretary and Assistant Clerk
Kevin D. Peterson	Assistant Treasurer – Tax
Gary E. Abbs	Assistant Treasurer – Tax
Joanne S. Huber	Assistant Treasurer – Tax
Barbara J. Parrish	Assistant Secretary
Mary Lou Olinski	Assistant Secretary
Cristina Rice	Assistant Secretary

* 301 Bellevue Parkway, Wilmington, DE 19809.

** 4400 Computer Drive, Westborough, MA 01581.

(c)	Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation
HighMark Funds Distributors, Inc.	$148,027	—	—	—

Item 33.	Location of Accounts and Records

(1)	HighMark Capital Management, Inc., 350 California Street, San Francisco, CA 94104 (records relating to its function as investment adviser and administrator).

(2)	Union Bank, N.A., 350 California Street, San Francisco, CA 94104 (records relating to its functions as custodian).

(5)	BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 (records relating to its function as sub-administrator).

(6)	BNY Mellon Investment Servicing (US) Inc., 99 High Street, 27th Floor, Boston, MA 02110 (records relating to its function as sub-administrator).

(7)	HighMark Funds Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its function as distributor).

(8)	Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, MA 02169 (records relating to its function as transfer agent).

(9)	Ropes & Gray LLP, Three Embarcadero Center, San Francisco, California 94111, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, DC 20005 and Prudential Tower, 800 Boylston Street, Boston MA 02199 (the Registrant’s Declaration of Trust, Code of Regulations and Minute Books).

Item 34.	Management Services

None.

Item 35.	Undertakings

Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communication.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HighMark Funds, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on the 22 day of December, 2010.

HighMark Funds

By:	/s/ Earle A. Malm II
Earle A. Malm II
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of HighMark Funds has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Earle A. Malm II Earle A. Malm II	President (Principal Executive Officer), Trustee	December 22, 2010

/s/ Pamela O’Donnell Pamela O’Donnell	Vice President, Treasurer and Chief Financial Officer	December 22, 2010

*/s/ David Benkert David Benkert	Trustee	December 22, 2010

*/s/ Thomas L. Braje Thomas L. Braje	Trustee	December 22, 2010

*/s/ David A. Goldfarb David A. Goldfarb	Trustee	December 22, 2010

*/s/ Evelyn Dilsaver Evelyn Dilsaver	Trustee	December 22, 2010

*/s/ Michael L. Noel Michael L. Noel	Trustee	December 22, 2010

*/s/ Robert M. Whitler Robert M. Whitler	Trustee	December 22, 2010

*/s/ Mindy M. Posoff Mindy M. Posoff	Trustee	December 22, 2010

*By:	/s/ Earle A. Malm II
Earle A. Malm II

Attorney-In-Fact, pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 64 (filed November 16, 2010) to Registrant’s Registration Statement on Form N-1A.

Exhibit Index

Exhibit No.	Description

(d)(4)	Amended and Restated Schedule A to the Investment Advisory Agreement, effective as of December 1, 2010, is filed herewith.

(i)(7)	Opinion and Consent of Counsel as to shares registered herewith, is filed herewith.